Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
May 31, 2025
SBI-NPRT3-0725
1.9887291.106
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	102,592
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	30,000	30,155
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	31,117
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	54,770
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	22,095	22,135
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	48,473	48,339
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	83,284	83,527
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,245
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	40,000	40,341
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	102,421
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	108,839
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	98,710
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	15,000	14,803
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	54,684	54,705
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	201,065
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	30,000	30,111
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	77,077	77,061
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	100,000	100,672
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	20,163	20,127
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	34,611	34,721
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	58,729	58,721
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	30,000	30,266
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	25,000	25,181
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	90,000	90,477
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	30,000	30,269
TOTAL UNITED STATES		1,692,370
TOTAL ASSET-BACKED SECURITIES (Cost $1,699,193)		1,692,370

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	31,479	31,173
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	103,034
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	87,794
BANK Series 2022-BNK41 Class A4, 3.7897% 4/15/2065 (b)	270,000	250,393
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	86,135
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	86,964
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	173,742
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	303,000	315,988
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	17,633
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	57,903
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	119,660
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	43,176
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	90,112
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	30,000	31,296
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	370,000	382,553
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	244,729
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	64,062
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	75,000	69,460
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	75,000	69,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	79,755	78,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	68,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	59,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	39,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	104,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	183,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	224,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	172,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	173,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	34,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	112,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	43,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	44,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	85,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	86,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	522,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	530,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	148,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	210,000	213,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	210,000	205,900
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	92,110
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	7,791	7,636
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	95,157
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	27,237
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	50,000	43,254
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	30,000	31,670
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	95,015
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	69,173
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	93,088
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	24,561
TOTAL UNITED STATES		6,035,090
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,452,496)		6,035,090

Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Export Development Canada 4.125% 2/13/2029	210,000	210,886
Province of Alberta 1.3% 7/22/2030	306,000	264,819
Province of British Columbia 4.2% 7/6/2033	50,000	48,470
Province of British Columbia 4.8% 11/15/2028	150,000	153,351
Province of Manitoba 4.9% 5/31/2034	50,000	50,480
Province of Ontario 1.125% 10/7/2030	224,000	190,978
Province of Ontario 2.125% 1/21/2032	100,000	86,636
Province of Ontario 2.3% 6/15/2026	107,000	104,938
Province of Ontario 5.05% 4/24/2034	80,000	81,892
Province of Quebec 2.5% 4/20/2026	130,000	127,973
Province of Quebec 3.625% 4/13/2028	150,000	148,326
Province of Quebec 4.25% 9/5/2034	10,000	9,607
Province of Quebec 4.5% 9/8/2033	100,000	98,642
TOTAL CANADA		1,576,998
CHILE - 0.2%
Chilean Republic 2.55% 7/27/2033	400,000	332,500
Chilean Republic 3.24% 2/6/2028	230,000	222,410
Chilean Republic 4.95% 1/5/2036	200,000	193,400
Chilean Republic 5.65% 1/13/2037	200,000	202,750
TOTAL CHILE		951,060
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	33,214
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	553,313
Indonesia Government 2.85% 2/14/2030	400,000	369,700
Indonesia Government 3.35% 3/12/2071	50,000	30,625
Indonesia Government 5.25% 1/15/2030	200,000	205,800
TOTAL INDONESIA		1,159,438
ISRAEL - 0.2%
Israel Government 3.25% 1/17/2028	370,000	354,677
Israel Government 3.375% 1/15/2050	100,000	61,920
Israel Government 5.375% 2/19/2030	420,000	423,150
Israel Government 5.375% 3/12/2029	300,000	303,905
TOTAL ISRAEL		1,143,652
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	385,000	358,272
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	200,000	195,207
MEXICO - 0.3%
United Mexican States 3.25% 4/16/2030	200,000	182,400
United Mexican States 3.5% 2/12/2034	317,000	260,416
United Mexican States 3.771% 5/24/2061	250,000	140,000
United Mexican States 4.5% 1/31/2050	700,000	487,200
United Mexican States 4.6% 2/10/2048	50,000	35,499
United Mexican States 4.75% 3/8/2044	100,000	75,600
United Mexican States 5.4% 2/9/2028	200,000	203,125
United Mexican States 5.55% 1/21/2045	45,000	38,784
United Mexican States 7.5% 4/8/2033	55,000	60,088
TOTAL MEXICO		1,483,112
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	300,000	220,944
Panamanian Republic 3.16% 1/23/2030	400,000	352,744
Panamanian Republic 6.4% 2/14/2035	80,000	75,460
TOTAL PANAMA		649,148
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	144,855
Peruvian Republic 2.78% 12/1/2060	195,000	101,985
Peruvian Republic 3.3% 3/11/2041	70,000	50,890
Peruvian Republic 3.55% 3/10/2051	55,000	36,960
Peruvian Republic 5.375% 2/8/2035	40,000	39,282
TOTAL PERU		373,972
PHILIPPINES - 0.2%
Philippine Republic 1.648% 6/10/2031	205,000	172,643
Philippine Republic 2.65% 12/10/2045	200,000	126,620
Philippine Republic 2.95% 5/5/2045	220,000	147,125
Philippine Republic 5.17% 10/13/2027	300,000	305,156
Philippine Republic 6.375% 10/23/2034	100,000	108,900
TOTAL PHILIPPINES		860,444
POLAND - 0.2%
Republic of Poland 3.25% 4/6/2026	283,000	280,119
Republic of Poland 4.625% 3/18/2029	50,000	50,176
Republic of Poland 4.875% 10/4/2033	160,000	156,720
Republic of Poland 4.875% 2/12/2030	100,000	100,908
Republic of Poland 5.125% 9/18/2034	50,000	49,463
Republic of Poland 5.375% 2/12/2035	100,000	99,569
Republic of Poland 5.5% 3/18/2054	60,000	54,278
Republic of Poland 5.5% 4/4/2053	40,000	36,369
TOTAL POLAND		827,602
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	16,480
Uruguay Republic 4.375% 1/23/2031	278,116	274,779
Uruguay Republic 4.375% 10/27/2027	15,000	14,985
Uruguay Republic 4.975% 4/20/2055	63,000	54,180
Uruguay Republic 5.442% 2/14/2037	320,000	321,760
TOTAL URUGUAY		682,184
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,203,161)		10,294,303

Non-Convertible Corporate Bonds - 27.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 5.087% 6/11/2027	260,000	264,052
Westpac Banking Corp 1.953% 11/20/2028	50,000	46,314
Westpac Banking Corp 2.668% 11/15/2035 (b)	80,000	69,742
Westpac Banking Corp 3.133% 11/18/2041	50,000	35,189
Westpac Banking Corp 3.35% 3/8/2027	115,000	113,271
Westpac Banking Corp 4.11% 7/24/2034 (b)	200,000	191,505
Westpac Banking Corp 5.535% 11/17/2028	80,000	83,415
		803,488
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	48,026
Rio Tinto Finance USA PLC 4.125% 8/21/2042	50,000	41,159
Rio Tinto Finance USA PLC 4.875% 3/14/2030	20,000	20,218
Rio Tinto Finance USA PLC 5.25% 3/14/2035	40,000	39,880
Rio Tinto Finance USA PLC 5.75% 3/14/2055	140,000	136,112
		285,395
TOTAL AUSTRALIA		1,088,883
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	42,624
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	45,000	37,357
Bell Canada 3.65% 8/15/2052	50,000	33,774
Bell Canada 5.1% 5/11/2033	50,000	48,966
Bell Canada 5.55% 2/15/2054	30,000	27,572
TELUS Corp 3.4% 5/13/2032	50,000	44,645
		192,314
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	50,000	45,790
Rogers Communications Inc 4.3% 2/15/2048	100,000	78,319
Rogers Communications Inc 4.55% 3/15/2052	90,000	70,595
Rogers Communications Inc 7.5% 8/15/2038	60,000	68,008
		262,712
TOTAL COMMUNICATION SERVICES		455,026

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 3.4% 8/1/2051	80,000	51,003
Enbridge Inc 5.625% 4/5/2034	60,000	60,578
Enbridge Inc 5.95% 4/5/2054	45,000	43,129
Enbridge Inc 6.7% 11/15/2053	20,000	20,962
Enbridge Inc 7.375% 3/15/2055 (b)	50,000	50,735
Enbridge Inc 8.5% 1/15/2084 (b)	20,000	21,702
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	20,000	19,832
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	20,000	19,251
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	20,000	18,200
TransCanada PipeLines Ltd 4.1% 4/15/2030	300,000	290,574
TransCanada PipeLines Ltd 4.625% 3/1/2034	50,000	47,078
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	44,725
		687,769
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.088% 1/10/2037 (b)	50,000	42,562
Bank of Montreal 5.3% 6/5/2026	270,000	272,160
Bank of Montreal 5.717% 9/25/2028	130,000	134,749
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	48,119
Bank of Nova Scotia/The 2.45% 2/2/2032	120,000	102,827
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	63,738
Bank of Nova Scotia/The 4.5% 12/16/2025	85,000	84,842
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	10,000	9,320
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,320
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,566
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	18,359
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	91,464
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	46,676
Royal Bank of Canada 2.3% 11/3/2031	145,000	125,501
Royal Bank of Canada 3.625% 5/4/2027	60,000	59,197
Royal Bank of Canada 3.875% 5/4/2032	30,000	28,303
Royal Bank of Canada 4.522% 10/18/2028 (b)	30,000	29,976
Royal Bank of Canada 4.65% 10/18/2030 (b)	50,000	49,788
Royal Bank of Canada 4.9% 1/12/2028	220,000	223,122
Royal Bank of Canada 4.97% 5/2/2031 (b)	120,000	120,782
Royal Bank of Canada 5.15% 2/1/2034	40,000	40,379
Toronto Dominion Bank 3.2% 3/10/2032	95,000	85,088
Toronto Dominion Bank 3.625% 9/15/2031 (b)	75,000	73,641
Toronto Dominion Bank 4.456% 6/8/2032	70,000	67,824
Toronto Dominion Bank 4.98% 4/5/2027	100,000	100,837
Toronto Dominion Bank 5.156% 1/10/2028	30,000	30,528
Toronto Dominion Bank 5.264% 12/11/2026	100,000	101,122
Toronto Dominion Bank 5.523% 7/17/2028	120,000	123,624
		2,266,414
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	40,000	39,937
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	51,405
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	10,000	9,491
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	30,000	29,360
Manulife Financial Corp 5.375% 3/4/2046	30,000	28,759
		158,952
TOTAL FINANCIALS		2,425,366

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	22,819
Canadian National Railway Co 2.75% 3/1/2026	141,000	139,195
Canadian National Railway Co 6.125% 11/1/2053	40,000	42,400
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	124,971
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	112,582
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	34,500
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	52,453
		528,920
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	90,000	88,846
TR Finance LLC 5.5% 8/15/2035	20,000	19,803
		108,649
TOTAL INDUSTRIALS		637,569

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	72,291
Nutrien Ltd 4.2% 4/1/2029	6,000	5,905
Nutrien Ltd 5% 4/1/2049	11,000	9,557
Nutrien Ltd 5.4% 6/21/2034	50,000	49,806
		137,559
TOTAL CANADA		4,343,289
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 4.125% 6/30/2025	200,000	199,844
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	175,922
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	278,280
		454,202
TOTAL CHINA		654,046
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	57,589
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	62,094
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	85,000	84,668
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	144,392
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	149,340
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	150,000	158,717
		537,117
Financial Services - 0.3%
KfW 0% 4/18/2036 (d)	125,000	76,512
KfW 3.75% 2/15/2028	510,000	508,319
KfW 3.875% 5/15/2028	500,000	500,161
KfW 4.125% 7/15/2033	50,000	49,297
KfW 4.75% 10/29/2030	130,000	134,533
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	222,490
		1,491,312
TOTAL FINANCIALS		2,028,429

TOTAL GERMANY		2,090,523
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	145,379
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	129,159
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	150,000	146,607
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	302,843

TOTAL IRELAND		723,988
JAPAN - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 5.123% 7/13/2033	50,000	50,888
Financials - 0.9%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	200,000	193,143
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	184,271
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	230,000	221,753
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	175,419
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	73,000	66,105
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	200,000	203,177
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	300,000	290,031
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	200,000	202,106
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	420,000	433,694
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	450,000	448,630
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	260,499
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	120,000	117,681
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	204,212
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	210,000	215,237
Sumitomo Mitsui Financial Group Inc 5.464% 1/13/2026	430,000	431,986
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	256,627
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	115,203
		4,019,774
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	207,767
Nomura Holdings Inc 5.386% 7/6/2027	200,000	202,308
Nomura Holdings Inc 6.07% 7/12/2028	200,000	207,715
		617,790
TOTAL FINANCIALS		4,637,564

TOTAL JAPAN		4,688,452
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Korea Development Bank/The 4.125% 10/16/2027	300,000	298,683
Korea Development Bank/The 4.875% 2/3/2030	200,000	203,835

TOTAL KOREA (SOUTH)		502,518
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	68,315
ArcelorMittal SA 6.35% 6/17/2054	40,000	39,175
ArcelorMittal SA 6.55% 11/29/2027	50,000	51,854

TOTAL LUXEMBOURG		159,344
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 6.625% 1/15/2040	60,000	52,706
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	364,758
TOTAL MEXICO		417,464
MULTI-NATIONAL - 1.1%
Financials - 1.1%
Banks - 0.7%
African Development Bank 0.875% 7/22/2026	80,000	77,112
Asian Development Bank 2.5% 11/2/2027	726,000	702,391
Asian Development Bank 4.375% 3/6/2029	630,000	638,870
Corp Andina de Fomento 1.625% 9/23/2025	193,000	191,185
Corp Andina de Fomento 4.125% 1/7/2028	28,000	27,901
Corp Andina de Fomento 5% 1/22/2030	100,000	102,358
European Investment Bank 1.25% 2/14/2031	83,000	71,253
European Investment Bank 1.75% 3/15/2029	560,000	517,210
European Investment Bank 3.625% 7/15/2030	960,000	942,425
Inter-American Development Bank 1.125% 1/13/2031	170,000	144,925
Inter-American Development Bank 2.25% 6/18/2029	30,000	28,062
Inter-American Development Bank 3.125% 9/18/2028	430,000	419,087
Inter-American Development Bank 3.2% 8/7/2042	123,000	96,756
		3,959,535
Financial Services - 0.4%
International Bank for Reconstruction & Development 0.5% 10/28/2025	145,000	142,728
International Bank for Reconstruction & Development 0.75% 8/26/2030	70,000	59,194
International Bank for Reconstruction & Development 0.875% 5/14/2030	67,000	57,596
International Bank for Reconstruction & Development 1.25% 2/10/2031	100,000	85,601
International Bank for Reconstruction & Development 2.5% 11/22/2027	200,000	193,273
International Bank for Reconstruction & Development 3.625% 9/21/2029	570,000	561,937
International Bank for Reconstruction & Development 4% 1/10/2031	70,000	69,661
International Bank for Reconstruction & Development 4% 7/25/2030	350,000	349,411
International Bank for Reconstruction & Development 4.75% 11/14/2033	260,000	267,135
International Bank for Reconstruction & Development 4.75% 2/15/2035	90,000	91,475
International Finance Corp 0.75% 8/27/2030	40,000	33,809
		1,911,820
TOTAL MULTI-NATIONAL		5,871,355
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	52,015
ING Groep NV 3.95% 3/29/2027	260,000	257,454
ING Groep NV 4.017% 3/28/2028 (b)	350,000	346,014
ING Groep NV 5.066% 3/25/2031 (b)	200,000	201,129
		856,612
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	85,203
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	122,588
		207,791
TOTAL NETHERLANDS		1,064,403
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	148,911
Telefonica Emisiones SA 7.045% 6/20/2036	226,000	247,382
		396,293
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (b)	200,000	192,250
Banco Santander SA 5.179% 11/19/2025	200,000	200,305
Banco Santander SA 5.538% 3/14/2030 (b)	200,000	204,702
Banco Santander SA 6.921% 8/8/2033	200,000	213,405
		810,662
TOTAL SPAIN		1,206,955
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	205,990
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	170,000	190,182
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	298,605
		488,787
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	42,985
Materials - 0.0%
Construction Materials - 0.0%
Holcim Finance US LLC 5.4% 4/7/2035 (c)	50,000	49,821
TOTAL SWITZERLAND		581,593
UNITED KINGDOM - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	55,000	67,087
Media - 0.0%
RELX Capital Inc 4.75% 5/20/2032	50,000	49,658
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	25,000	25,266
Vodafone Group PLC 5% 5/30/2038	93,000	87,949
Vodafone Group PLC 5.125% 6/19/2059	110,000	92,742
Vodafone Group PLC 5.25% 5/30/2048	20,000	17,993
Vodafone Group PLC 5.625% 2/10/2053	30,000	27,530
Vodafone Group PLC 5.75% 6/28/2054	40,000	37,442
Vodafone Group PLC 6.15% 2/27/2037	18,000	18,990
		307,912
TOTAL COMMUNICATION SERVICES		424,657

Consumer Staples - 0.0%
Food Products - 0.0%
Mead Johnson Nutrition Co 4.6% 6/1/2044	20,000	16,976
Unilever Capital Corp 1.75% 8/12/2031	135,000	115,788
Unilever Capital Corp 5.9% 11/15/2032	80,000	86,451
		219,215
Financials - 1.3%
Banks - 1.3%
Barclays PLC 2.279% 11/24/2027 (b)	510,000	492,130
Barclays PLC 2.894% 11/24/2032 (b)	260,000	226,231
Barclays PLC 3.33% 11/24/2042 (b)	200,000	143,586
Barclays PLC 4.836% 5/9/2028	215,000	215,383
Barclays PLC 5.69% 3/12/2030 (b)	200,000	205,049
Barclays PLC 5.829% 5/9/2027 (b)	400,000	403,651
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	297,482
HSBC Holdings PLC 4.041% 3/13/2028 (b)	211,000	208,513
HSBC Holdings PLC 4.292% 9/12/2026 (b)	850,000	848,358
HSBC Holdings PLC 4.755% 6/9/2028 (b)	630,000	629,425
HSBC Holdings PLC 5.13% 3/3/2031 (b)	200,000	200,508
HSBC Holdings PLC 5.546% 3/4/2030 (b)	210,000	214,755
HSBC Holdings PLC 5.597% 5/17/2028 (b)	200,000	202,971
HSBC Holdings PLC 6.1% 1/14/2042	70,000	72,848
HSBC Holdings PLC 6.161% 3/9/2029 (b)	200,000	206,779
HSBC Holdings PLC 6.5% 5/2/2036	120,000	125,392
HSBC Holdings PLC 6.5% 9/15/2037	100,000	103,392
HSBC Holdings PLC 6.8% 6/1/2038	100,000	106,279
HSBC Holdings PLC 7.625% 5/17/2032	110,000	119,331
Lloyds Banking Group PLC 4.65% 3/24/2026	221,000	220,379
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	201,800
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	200,000	206,324
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	200,000	205,862
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	304,169
NatWest Group PLC 5.847% 3/2/2027 (b)	400,000	403,238
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	220,000	211,469
		6,775,304
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	90,000	87,378
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	79,405
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	150,674
Astrazeneca PLC 4.375% 8/17/2048	66,000	55,328
Astrazeneca PLC 6.45% 9/15/2037	40,000	44,162
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	89,346
		506,293
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,156
National Grid PLC 5.602% 6/12/2028	50,000	51,442
		71,598
TOTAL UNITED KINGDOM		7,997,067
UNITED STATES - 22.0%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	650,000	604,927
AT&T Inc 1.7% 3/25/2026	130,000	126,957
AT&T Inc 2.75% 6/1/2031	150,000	134,240
AT&T Inc 3.5% 6/1/2041	50,000	38,256
AT&T Inc 3.5% 9/15/2053	321,000	213,299
AT&T Inc 3.55% 9/15/2055	334,000	220,801
AT&T Inc 3.65% 9/15/2059	125,000	82,135
AT&T Inc 3.85% 6/1/2060	165,000	112,048
AT&T Inc 4.3% 2/15/2030	240,000	237,471
AT&T Inc 4.65% 6/1/2044	20,000	16,880
AT&T Inc 4.85% 7/15/2045	320,000	275,727
AT&T Inc 5.15% 3/15/2042	60,000	54,469
Verizon Communications Inc 1.5% 9/18/2030	400,000	341,081
Verizon Communications Inc 2.355% 3/15/2032	201,000	171,426
Verizon Communications Inc 2.65% 11/20/2040	70,000	48,247
Verizon Communications Inc 2.85% 9/3/2041	170,000	117,997
Verizon Communications Inc 2.987% 10/30/2056	123,000	72,024
Verizon Communications Inc 3% 11/20/2060	100,000	57,218
Verizon Communications Inc 3.55% 3/22/2051	140,000	97,861
Verizon Communications Inc 3.7% 3/22/2061	50,000	33,686
Verizon Communications Inc 3.875% 2/8/2029	120,000	117,645
Verizon Communications Inc 4% 3/22/2050	38,000	28,312
Verizon Communications Inc 4.016% 12/3/2029	370,000	362,217
Verizon Communications Inc 4.75% 11/1/2041	189,000	167,892
Verizon Communications Inc 4.862% 8/21/2046	60,000	52,352
		3,785,168
Entertainment - 0.2%
Netflix Inc 4.875% 4/15/2028	130,000	132,131
Netflix Inc 4.9% 8/15/2034	40,000	40,183
Netflix Inc 5.4% 8/15/2054	10,000	9,623
Walt Disney Co/The 2% 9/1/2029	50,000	45,596
Walt Disney Co/The 2.65% 1/13/2031	50,000	45,555
Walt Disney Co/The 3.6% 1/13/2051	20,000	14,361
Walt Disney Co/The 3.8% 3/22/2030	80,000	78,216
Walt Disney Co/The 4.7% 3/23/2050	20,000	17,384
Walt Disney Co/The 6.15% 3/1/2037	120,000	128,708
Walt Disney Co/The 6.2% 12/15/2034	225,000	247,698
Walt Disney Co/The 6.4% 12/15/2035	40,000	44,412
Walt Disney Co/The 6.65% 11/15/2037	20,000	22,532
		826,399
Interactive Media & Services - 0.0%
Alphabet Inc 1.1% 8/15/2030	60,000	51,276
Alphabet Inc 1.9% 8/15/2040	60,000	39,300
Alphabet Inc 2.05% 8/15/2050	95,000	51,662
Alphabet Inc 4% 5/15/2030	30,000	29,693
Alphabet Inc 4.5% 5/15/2035	30,000	29,138
Alphabet Inc 5.25% 5/15/2055	40,000	38,682
		239,751
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	210,732
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	150,000	105,419
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	145,215
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	262,886
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	143,234
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	110,000	115,079
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	52,559
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	29,864
Comcast Corp 1.5% 2/15/2031	300,000	252,793
Comcast Corp 1.95% 1/15/2031	180,000	155,792
Comcast Corp 2.35% 1/15/2027	85,000	82,342
Comcast Corp 2.45% 8/15/2052	100,000	53,155
Comcast Corp 2.65% 2/1/2030	400,000	368,629
Comcast Corp 2.65% 8/15/2062	20,000	10,182
Comcast Corp 2.937% 11/1/2056	190,000	108,642
Comcast Corp 2.987% 11/1/2063	95,000	52,302
Comcast Corp 3.25% 11/1/2039	40,000	30,599
Comcast Corp 3.4% 4/1/2030	30,000	28,490
Comcast Corp 3.4% 7/15/2046	150,000	103,984
Comcast Corp 3.45% 2/1/2050	100,000	67,071
Comcast Corp 3.75% 4/1/2040	10,000	8,096
Comcast Corp 4.55% 1/15/2029	120,000	120,801
Comcast Corp 4.65% 7/15/2042	50,000	43,364
Comcast Corp 4.95% 10/15/2058	50,000	41,786
Comcast Corp 5.1% 6/1/2029	70,000	71,809
Comcast Corp 5.3% 5/15/2035	100,000	100,206
Comcast Corp 5.35% 5/15/2053	80,000	72,429
Comcast Corp 5.5% 5/15/2064	50,000	45,460
Discovery Communications LLC 3.625% 5/15/2030	69,000	61,020
Discovery Communications LLC 4.125% 5/15/2029	80,000	74,490
Discovery Communications LLC 5% 9/20/2037	130,000	102,357
Discovery Communications LLC 5.3% 5/15/2049	20,000	13,964
Fox Corp 4.709% 1/25/2029	330,000	330,785
Fox Corp 5.476% 1/25/2039	20,000	19,147
Paramount Global 4.2% 5/19/2032	60,000	54,080
Paramount Global 4.95% 1/15/2031	100,000	96,820
Paramount Global 4.95% 5/19/2050	100,000	75,359
Paramount Global 7.875% 7/30/2030	20,000	22,050
Time Warner Cable LLC 5.875% 11/15/2040	30,000	28,056
Time Warner Cable LLC 6.55% 5/1/2037	50,000	50,332
Time Warner Cable LLC 7.3% 7/1/2038	95,000	101,238
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	38,978
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	45,651
TWDC Enterprises 18 Corp 4.125% 6/1/2044	80,000	65,253
Warnermedia Holdings Inc 3.755% 3/15/2027	50,000	48,469
Warnermedia Holdings Inc 4.279% 3/15/2032	223,000	189,231
Warnermedia Holdings Inc 5.141% 3/15/2052	68,000	44,081
Warnermedia Holdings Inc 5.391% 3/15/2062	195,000	125,528
		4,469,809
Wireless Telecommunication Services - 0.2%
Sprint LLC 7.625% 3/1/2026	270,000	272,968
T-Mobile USA Inc 2.7% 3/15/2032	50,000	43,452
T-Mobile USA Inc 3% 2/15/2041	70,000	50,073
T-Mobile USA Inc 3.5% 4/15/2031	90,000	83,628
T-Mobile USA Inc 3.6% 11/15/2060	175,000	113,714
T-Mobile USA Inc 3.875% 4/15/2030	230,000	221,782
T-Mobile USA Inc 4.5% 4/15/2050	62,000	50,021
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,557
T-Mobile USA Inc 5.05% 7/15/2033	100,000	99,148
T-Mobile USA Inc 5.2% 1/15/2033	130,000	130,492
T-Mobile USA Inc 5.25% 6/15/2055	10,000	8,902
T-Mobile USA Inc 5.65% 1/15/2053	65,000	61,492
T-Mobile USA Inc 5.8% 9/15/2062	50,000	47,905
		1,193,134
TOTAL COMMUNICATION SERVICES		10,514,261

Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	200,000	196,724
Lear Corp 2.6% 1/15/2032	30,000	25,501
Lear Corp 3.5% 5/30/2030	50,000	46,236
		268,461
Automobiles - 0.5%
American Honda Finance Corp 1.2% 7/8/2025	360,000	358,754
American Honda Finance Corp 4.8% 3/5/2030	50,000	50,061
American Honda Finance Corp 4.85% 10/23/2031	60,000	59,475
American Honda Finance Corp 5.125% 7/7/2028	40,000	40,642
American Honda Finance Corp 5.2% 3/5/2035	30,000	29,308
American Honda Finance Corp 5.65% 11/15/2028	160,000	165,335
Ford Motor Co 3.25% 2/12/2032	245,000	202,176
Ford Motor Co 5.291% 12/8/2046	130,000	102,501
Ford Motor Co 6.1% 8/19/2032	130,000	126,978
Ford Motor Co 9.625% 4/22/2030	110,000	124,800
General Motors Co 5% 4/1/2035	30,000	27,712
General Motors Co 5.2% 4/1/2045	200,000	166,301
General Motors Co 5.6% 10/15/2032	50,000	49,757
General Motors Co 5.95% 4/1/2049	100,000	90,241
General Motors Financial Co Inc 1.25% 1/8/2026	555,000	542,658
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	74,599
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	137,972
General Motors Financial Co Inc 5.45% 7/15/2030	100,000	100,138
General Motors Financial Co Inc 5.45% 9/6/2034	50,000	47,868
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	81,109
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	30,334
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	71,504
		2,680,223
Broadline Retail - 0.4%
Amazon.com Inc 1% 5/12/2026	193,000	187,213
Amazon.com Inc 1.2% 6/3/2027	330,000	311,898
Amazon.com Inc 2.1% 5/12/2031	193,000	170,039
Amazon.com Inc 2.875% 5/12/2041	185,000	135,654
Amazon.com Inc 3.1% 5/12/2051	193,000	127,830
Amazon.com Inc 3.15% 8/22/2027	240,000	235,133
Amazon.com Inc 3.6% 4/13/2032	200,000	189,301
Amazon.com Inc 3.95% 4/13/2052	50,000	38,655
Amazon.com Inc 4.1% 4/13/2062	25,000	19,132
Amazon.com Inc 4.25% 8/22/2057	50,000	39,967
Amazon.com Inc 4.55% 12/1/2027	230,000	232,480
eBay Inc 1.4% 5/10/2026	118,000	114,576
eBay Inc 2.7% 3/11/2030	50,000	45,895
eBay Inc 4% 7/15/2042	30,000	23,619
		1,871,392
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	63,447
Diversified Consumer Services - 0.0%
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	62,000	49,404
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 4.625% 8/1/2027	240,000	240,153
Marriott International Inc/MD 2.85% 4/15/2031	60,000	53,700
Marriott International Inc/MD 3.5% 10/15/2032	80,000	71,443
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,228
Marriott International Inc/MD 5.35% 3/15/2035	40,000	39,459
Marriott International Inc/MD 5.5% 4/15/2037	40,000	39,042
McDonald's Corp 2.625% 9/1/2029	90,000	83,992
McDonald's Corp 3.3% 7/1/2025	11,000	10,986
McDonald's Corp 3.5% 7/1/2027	20,000	19,699
McDonald's Corp 3.6% 7/1/2030	165,000	158,352
McDonald's Corp 3.625% 5/1/2043	70,000	52,519
McDonald's Corp 3.625% 9/1/2049	50,000	35,662
McDonald's Corp 3.7% 1/30/2026	155,000	154,423
McDonald's Corp 4.2% 4/1/2050	18,000	14,049
McDonald's Corp 4.45% 9/1/2048	64,000	52,633
McDonald's Corp 4.7% 12/9/2035	20,000	19,237
McDonald's Corp 6.3% 3/1/2038	60,000	64,515
Starbucks Corp 2% 3/12/2027	170,000	162,706
Starbucks Corp 2.55% 11/15/2030	100,000	89,413
Starbucks Corp 3.35% 3/12/2050	40,000	26,126
Starbucks Corp 3.8% 8/15/2025	50,000	49,924
Starbucks Corp 4.3% 6/15/2045	20,000	15,767
Starbucks Corp 4.5% 11/15/2048	72,000	57,860
		1,541,888
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	30,000	29,184
DR Horton Inc 5.5% 10/15/2035	20,000	20,002
PulteGroup Inc 7.875% 6/15/2032	30,000	34,306
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	39,651
		123,143
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	36,203
Hasbro Inc 3.9% 11/19/2029	75,000	71,481
Hasbro Inc 6.05% 5/14/2034	20,000	20,267
		127,951
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	50,000	49,082
AutoZone Inc 3.75% 6/1/2027	50,000	49,408
AutoZone Inc 4.5% 2/1/2028	55,000	55,150
AutoZone Inc 4.75% 8/1/2032	30,000	29,408
AutoZone Inc 5.1% 7/15/2029	10,000	10,192
AutoZone Inc 5.4% 7/15/2034	10,000	10,077
AutoZone Inc 6.55% 11/1/2033	40,000	43,474
Home Depot Inc/The 2.375% 3/15/2051	113,000	61,818
Home Depot Inc/The 2.95% 6/15/2029	280,000	266,143
Home Depot Inc/The 3.3% 4/15/2040	200,000	156,134
Home Depot Inc/The 4.2% 4/1/2043	50,000	41,666
Home Depot Inc/The 4.4% 3/15/2045	90,000	75,631
Home Depot Inc/The 4.5% 12/6/2048	70,000	58,609
Home Depot Inc/The 4.5% 9/15/2032	50,000	49,529
Home Depot Inc/The 4.95% 6/25/2034	100,000	100,045
Home Depot Inc/The 4.95% 9/30/2026	210,000	211,852
Home Depot Inc/The 5.3% 6/25/2054	30,000	28,060
Home Depot Inc/The 5.4% 9/15/2040	60,000	59,194
Home Depot Inc/The 5.875% 12/16/2036	40,000	42,243
Lowe's Cos Inc 1.7% 10/15/2030	100,000	86,096
Lowe's Cos Inc 2.625% 4/1/2031	50,000	44,580
Lowe's Cos Inc 2.8% 9/15/2041	90,000	60,998
Lowe's Cos Inc 3% 10/15/2050	60,000	36,428
Lowe's Cos Inc 3.1% 5/3/2027	34,000	33,226
Lowe's Cos Inc 4.05% 5/3/2047	62,000	46,940
Lowe's Cos Inc 4.45% 4/1/2062	100,000	75,320
Lowe's Cos Inc 4.5% 4/15/2030	50,000	49,928
Lowe's Cos Inc 5% 4/15/2033	75,000	74,810
Lowe's Cos Inc 5.125% 4/15/2050	20,000	17,422
Lowe's Cos Inc 5.75% 7/1/2053	20,000	19,011
Lowe's Cos Inc 5.8% 9/15/2062	20,000	18,745
Lowe's Cos Inc 5.85% 4/1/2063	10,000	9,466
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	58,872
O'Reilly Automotive Inc 4.7% 6/15/2032	50,000	48,921
TJX Cos Inc/The 1.6% 5/15/2031	125,000	106,428
		2,184,906
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	74,763
NIKE Inc 3.25% 3/27/2040	55,000	42,478
NIKE Inc 3.375% 3/27/2050	20,000	13,731
Tapestry Inc 5.1% 3/11/2030	30,000	29,993
Tapestry Inc 5.5% 3/11/2035	30,000	29,425
		190,390
TOTAL CONSUMER DISCRETIONARY		9,101,205

Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	19,038
Coca-Cola Co/The 1.65% 6/1/2030	10,000	8,805
Coca-Cola Co/The 2.25% 1/5/2032	205,000	179,783
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,088
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,012
Coca-Cola Co/The 2.75% 6/1/2060	70,000	40,368
Coca-Cola Co/The 3.45% 3/25/2030	60,000	58,024
Coca-Cola Co/The 4.2% 3/25/2050	50,000	40,550
Coca-Cola Co/The 5% 5/13/2034	70,000	71,088
Coca-Cola Co/The 5.2% 1/14/2055	60,000	56,155
Coca-Cola Co/The 5.3% 5/13/2054	50,000	47,802
Coca-Cola Co/The 5.4% 5/13/2064	20,000	18,936
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	64,368
Keurig Dr Pepper Inc 4.5% 4/15/2052	30,000	24,048
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	110,433
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,437
PepsiCo Inc 1.4% 2/25/2031	200,000	169,581
PepsiCo Inc 1.625% 5/1/2030	83,000	72,870
PepsiCo Inc 2.375% 10/6/2026	220,000	214,900
PepsiCo Inc 2.75% 10/21/2051	20,000	12,164
PepsiCo Inc 3% 10/15/2027	320,000	311,707
PepsiCo Inc 3.5% 3/19/2040	120,000	97,153
PepsiCo Inc 3.6% 8/13/2042	105,000	81,921
PepsiCo Inc 5% 2/7/2035	30,000	29,948
		1,760,179
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	350,737
Dollar General Corp 5% 11/1/2032	60,000	59,017
Dollar General Corp 5.2% 7/5/2028	100,000	101,347
Dollar General Corp 5.45% 7/5/2033	10,000	10,035
Dollar Tree Inc 4.2% 5/15/2028	130,000	127,878
Kroger Co/The 1.7% 1/15/2031	100,000	84,905
Kroger Co/The 4.65% 1/15/2048	30,000	24,649
Kroger Co/The 5% 4/15/2042	50,000	44,651
Kroger Co/The 5% 9/15/2034	20,000	19,479
Kroger Co/The 5.4% 1/15/2049	10,000	9,079
Kroger Co/The 5.5% 9/15/2054	30,000	27,740
Kroger Co/The 5.65% 9/15/2064	60,000	55,398
Sysco Corp 2.4% 2/15/2030	70,000	63,218
Sysco Corp 3.15% 12/14/2051	60,000	37,154
Sysco Corp 3.3% 2/15/2050	50,000	32,432
Sysco Corp 4.5% 4/1/2046	50,000	40,578
Sysco Corp 5.95% 4/1/2030	53,000	55,786
Target Corp 2.95% 1/15/2052	75,000	46,233
Target Corp 3.9% 11/15/2047	45,000	33,963
Target Corp 4% 7/1/2042	50,000	41,122
Target Corp 4.8% 1/15/2053	50,000	43,460
Walmart Inc 1.05% 9/17/2026	130,000	125,139
Walmart Inc 2.5% 9/22/2041	205,000	141,567
Walmart Inc 3.9% 4/15/2028	50,000	49,896
Walmart Inc 4.05% 6/29/2048	150,000	121,879
Walmart Inc 4.1% 4/15/2033	50,000	48,455
Walmart Inc 4.5% 4/15/2053	20,000	17,195
		1,812,992
Food Products - 0.4%
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	60,588
Bunge Ltd Fin Corp 1.63% 8/17/2025	140,000	139,045
Bunge Ltd Fin Corp 4.2% 9/17/2029	20,000	19,736
Bunge Ltd Fin Corp 4.65% 9/17/2034	20,000	19,234
Conagra Brands Inc 4.85% 11/1/2028	75,000	75,322
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,371
Conagra Brands Inc 5.4% 11/1/2048	22,000	19,363
Conagra Brands Inc 7% 10/1/2028	50,000	53,298
General Mills Inc 2.875% 4/15/2030	13,000	11,965
General Mills Inc 3% 2/1/2051	50,000	30,982
General Mills Inc 4.2% 4/17/2028	130,000	129,384
General Mills Inc 4.875% 1/30/2030	50,000	50,436
General Mills Inc 4.95% 3/29/2033	20,000	19,771
Hershey Co/The 2.65% 6/1/2050	40,000	23,755
JM Smucker Co 4.25% 3/15/2035	50,000	45,513
JM Smucker Co 6.5% 11/15/2043	50,000	52,267
JM Smucker Co 6.5% 11/15/2053	10,000	10,509
Kellanova 4.3% 5/15/2028	50,000	50,067
Kellanova 5.75% 5/16/2054	20,000	19,307
Kellanova 7.45% 4/1/2031	40,000	45,277
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	38,268
Kraft Heinz Foods Co 4.875% 10/1/2049	50,000	41,817
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	177,201
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	21,592
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	99,328
Mondelez International Inc 2.625% 9/4/2050	50,000	28,934
Mondelez International Inc 2.75% 4/13/2030	30,000	27,562
Mondelez International Inc 4.75% 8/28/2034	50,000	48,546
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	53,875
The Campbell's Company 4.15% 3/15/2028	100,000	99,234
The Campbell's Company 4.75% 3/23/2035	60,000	56,566
The Campbell's Company 5.2% 3/21/2029	70,000	71,238
Tyson Foods Inc 4% 3/1/2026	40,000	39,831
Tyson Foods Inc 4.875% 8/15/2034	75,000	71,597
Tyson Foods Inc 5.1% 9/28/2048	40,000	34,981
Tyson Foods Inc 5.7% 3/15/2034	20,000	20,384
		1,816,144
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	60,067
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	49,878
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	49,473
Kimberly-Clark Corp 2.875% 2/7/2050	55,000	34,870
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,618
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	15,249
Procter & Gamble Co/The 3% 3/25/2030	36,000	34,158
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	135,194
		385,507
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	64,379
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	8,948
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	42,113
Kenvue Inc 4.9% 3/22/2033	32,000	32,103
Kenvue Inc 5.05% 3/22/2028	32,000	32,808
Kenvue Inc 5.05% 3/22/2053	52,000	47,476
Kenvue Inc 5.2% 3/22/2063	30,000	27,187
		255,014
TOTAL CONSUMER STAPLES		6,029,836

Energy - 0.9%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	234,759
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	60,000	45,082
Halliburton Co 2.92% 3/1/2030	80,000	73,429
Halliburton Co 4.85% 11/15/2035	10,000	9,411
Halliburton Co 5% 11/15/2045	116,000	99,484
Halliburton Co 6.7% 9/15/2038	10,000	10,759
NOV Inc 3.6% 12/1/2029	60,000	57,044
		529,968
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	38,323
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	68,531
Cheniere Energy Partners LP 5.75% 8/15/2034	70,000	70,250
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	17,608
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	78,647
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	159,649
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	27,948
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	9,773
Enterprise Products Operating LLC 5.1% 2/15/2045	50,000	45,168
Enterprise Products Operating LLC 5.35% 1/31/2033	270,000	275,243
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	9,330
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	19,527
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	64,313
Kinder Morgan Inc 5.2% 6/1/2033	30,000	29,607
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	70,952
Marathon Petroleum Corp 5.15% 3/1/2030	20,000	20,194
Marathon Petroleum Corp 5.7% 3/1/2035	20,000	19,781
MPLX LP 4.125% 3/1/2027	240,000	238,146
MPLX LP 4.5% 4/15/2038	48,000	41,390
MPLX LP 4.9% 4/15/2058	50,000	39,066
MPLX LP 5% 3/1/2033	100,000	97,047
MPLX LP 5.5% 2/15/2049	60,000	52,709
MPLX LP 5.5% 6/1/2034	50,000	49,288
ONEOK Inc 3.4% 9/1/2029	80,000	75,523
ONEOK Inc 4.25% 9/24/2027	20,000	19,869
ONEOK Inc 4.45% 9/1/2049	50,000	36,987
ONEOK Inc 4.75% 10/15/2031	50,000	48,807
ONEOK Inc 4.85% 2/1/2049	50,000	39,373
ONEOK Inc 5.05% 11/1/2034	90,000	85,752
ONEOK Inc 5.65% 11/1/2028	20,000	20,587
ONEOK Inc 5.65% 9/1/2034	15,000	14,898
ONEOK Inc 5.7% 11/1/2054	40,000	35,750
ONEOK Inc 6.05% 9/1/2033	80,000	82,082
ONEOK Inc 6.35% 1/15/2031	187,000	197,350
ONEOK Inc 6.625% 9/1/2053	30,000	30,258
ONEOK Partners LP 6.65% 10/1/2036	50,000	52,544
Phillips 66 3.3% 3/15/2052	50,000	31,128
Phillips 66 3.9% 3/15/2028	220,000	216,667
Phillips 66 4.65% 11/15/2034	65,000	60,981
Phillips 66 5.875% 5/1/2042	54,000	52,558
Phillips 66 Co 4.68% 2/15/2045	10,000	8,087
Phillips 66 Co 4.95% 3/15/2035	40,000	38,125
Phillips 66 Co 5.3% 6/30/2033	60,000	59,731
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	132,398
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	16,535
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	29,772
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	39,410
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,703
Targa Resources Corp 4.95% 4/15/2052	60,000	47,933
Targa Resources Corp 5.5% 2/15/2035	70,000	68,483
Targa Resources Corp 6.125% 3/15/2033	50,000	51,498
Targa Resources Corp 6.125% 5/15/2055	40,000	37,675
Targa Resources Corp 6.5% 2/15/2053	10,000	9,857
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	124,824
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	18,636
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	36,821
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	87,057
Valero Energy Corp 2.15% 9/15/2027	125,000	118,333
Valero Energy Corp 3.4% 9/15/2026	50,000	49,310
Valero Energy Corp 4% 4/1/2029	155,000	151,371
Valero Energy Corp 4% 6/1/2052	50,000	34,470
Western Gas Partners LP 4.05% 2/1/2030 (e)	50,000	47,532
Western Gas Partners LP 5.45% 4/1/2044	50,000	42,292
Western Gas Partners LP 5.5% 8/15/2048	20,000	16,663
Western Gas Partners LP 6.35% 1/15/2029	70,000	72,678
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,628
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,498
Williams Cos Inc/The 5.65% 3/15/2033	50,000	51,197
		4,321,121
TOTAL ENERGY		4,851,089

Financials - 7.1%
Banks - 3.3%
Bank of America Corp 1.734% 7/22/2027 (b)	43,000	41,594
Bank of America Corp 2.087% 6/14/2029 (b)	310,000	287,777
Bank of America Corp 2.482% 9/21/2036 (b)	60,000	50,156
Bank of America Corp 2.651% 3/11/2032 (b)	80,000	70,816
Bank of America Corp 2.676% 6/19/2041 (b)	420,000	292,856
Bank of America Corp 2.687% 4/22/2032 (b)	43,000	37,977
Bank of America Corp 2.831% 10/24/2051 (b)	50,000	30,196
Bank of America Corp 3.194% 7/23/2030 (b)	180,000	169,571
Bank of America Corp 3.593% 7/21/2028 (b)	45,000	44,037
Bank of America Corp 3.846% 3/8/2037 (b)	180,000	161,210
Bank of America Corp 3.974% 2/7/2030 (b)	35,000	34,134
Bank of America Corp 4.083% 3/20/2051 (b)	130,000	100,407
Bank of America Corp 4.183% 11/25/2027	95,000	94,179
Bank of America Corp 4.244% 4/24/2038 (b)	75,000	66,516
Bank of America Corp 4.271% 7/23/2029 (b)	60,000	59,326
Bank of America Corp 4.33% 3/15/2050 (b)	50,000	40,388
Bank of America Corp 4.376% 4/27/2028 (b)	100,000	99,512
Bank of America Corp 4.571% 4/27/2033 (b)	510,000	494,681
Bank of America Corp 4.623% 5/9/2029 (b)	200,000	199,953
Bank of America Corp 4.75% 4/21/2045	55,000	47,532
Bank of America Corp 5.162% 1/24/2031 (b)	100,000	101,482
Bank of America Corp 5.202% 4/25/2029 (b)	50,000	50,809
Bank of America Corp 5.288% 4/25/2034 (b)	40,000	40,070
Bank of America Corp 5.425% 8/15/2035 (b)	10,000	9,798
Bank of America Corp 5.511% 1/24/2036 (b)	100,000	100,790
Bank of America Corp 5.518% 10/25/2035 (b)	20,000	19,631
Bank of America Corp 5.872% 9/15/2034 (b)	120,000	124,693
Bank of America Corp 5.875% 2/7/2042	135,000	138,431
Bank of America Corp 6.11% 1/29/2037	100,000	103,565
Bank of America Corp 6.204% 11/10/2028 (b)	350,000	362,372
Bank of America NA 5.526% 8/18/2026	510,000	516,520
Citibank NA 4.914% 5/29/2030	250,000	252,128
Citigroup Inc 2.976% 11/5/2030 (b)	290,000	268,350
Citigroup Inc 3.2% 10/21/2026	191,000	187,555
Citigroup Inc 3.52% 10/27/2028 (b)	190,000	184,857
Citigroup Inc 3.785% 3/17/2033 (b)	190,000	174,388
Citigroup Inc 4.125% 7/25/2028	154,000	151,823
Citigroup Inc 4.412% 3/31/2031 (b)	110,000	107,556
Citigroup Inc 4.6% 3/9/2026	490,000	489,534
Citigroup Inc 4.65% 7/23/2048	135,000	112,816
Citigroup Inc 4.65% 7/30/2045	42,000	35,954
Citigroup Inc 4.75% 5/18/2046	60,000	49,765
Citigroup Inc 5.333% 3/27/2036 (b)	60,000	59,182
Citigroup Inc 5.411% 9/19/2039 (b)	230,000	219,501
Citigroup Inc 5.449% 6/11/2035 (b)	180,000	180,361
Citigroup Inc 5.827% 2/13/2035 (b)	10,000	9,973
Citigroup Inc 5.875% 1/30/2042	65,000	65,292
Citigroup Inc 6.174% 5/25/2034 (b)	80,000	81,977
Citigroup Inc 6.27% 11/17/2033 (b)	160,000	169,749
Citigroup Inc 6.625% 6/15/2032	60,000	64,564
Citigroup Inc 8.125% 7/15/2039	85,000	104,651
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	8,942
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	16,387
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	40,000	40,042
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	50,000	51,043
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	15,000	15,904
Fifth Third Bancorp 3.95% 3/14/2028	100,000	98,701
Fifth Third Bancorp 4.772% 7/28/2030 (b)	30,000	29,901
Fifth Third Bancorp 6.361% 10/27/2028 (b)	70,000	72,569
Fifth Third Bancorp 8.25% 3/1/2038	20,000	23,357
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	58,747
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	30,000	29,954
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	50,000	50,542
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)	30,000	30,183
Huntington Bancshares Inc/OH 6.141% 11/18/2039 (b)	30,000	29,917
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	30,000	31,271
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	170,000	163,256
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	150,000	139,511
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	110,000	75,081
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	180,000	155,983
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	45,525
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	230,000	149,758
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	80,000	54,319
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	40,000	38,614
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,684
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	170,000	169,250
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	185,000	183,759
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	200,000	197,627
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	310,000	308,738
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	170,000	165,712
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	125,000	123,879
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	83,135
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	120,000	121,741
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	100,000	101,552
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	360,000	359,312
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	220,000	222,514
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	120,000	122,090
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	110,000	113,761
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	93,598
KeyCorp 2.55% 10/1/2029	40,000	36,461
KeyCorp 4.1% 4/30/2028	55,000	54,228
KeyCorp 4.789% 6/1/2033 (b)	50,000	47,735
KeyCorp 6.401% 3/6/2035 (b)	10,000	10,494
M&T Bank Corp 5.053% 1/27/2034 (b)	65,000	62,983
M&T Bank Corp 6.082% 3/13/2032 (b)	50,000	52,066
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	195,370
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	85,000	80,771
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	49,376
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	30,000	30,484
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	80,000	82,266
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	20,000	20,133
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	102,895
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	50,000	51,007
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	80,000	82,880
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	50,000	52,319
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	80,000	87,713
Regions Financial Corp 1.8% 8/12/2028	100,000	91,422
Regions Financial Corp 7.375% 12/10/2037	20,000	21,999
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	72,363
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	20,000	20,207
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	80,000	83,019
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	60,000	66,054
Truist Financial Corp 1.2% 8/5/2025	200,000	198,801
Truist Financial Corp 1.267% 3/2/2027 (b)	103,000	100,226
Truist Financial Corp 3.875% 3/19/2029	110,000	106,651
Truist Financial Corp 4.873% 1/26/2029 (b)	35,000	35,191
Truist Financial Corp 5.711% 1/24/2035 (b)	60,000	60,967
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	102,448
Truist Financial Corp 6.123% 10/28/2033 (b)	50,000	52,271
US Bancorp 1.375% 7/22/2030	380,000	323,780
US Bancorp 2.491% 11/3/2036 (b)	50,000	41,622
US Bancorp 3.1% 4/27/2026	50,000	49,344
US Bancorp 3.9% 4/26/2028	94,000	93,147
US Bancorp 4.967% 7/22/2033 (b)	10,000	9,727
US Bancorp 5.046% 2/12/2031 (b)	40,000	40,282
US Bancorp 5.424% 2/12/2036 (b)	50,000	49,882
US Bancorp 5.836% 6/12/2034 (b)	100,000	103,256
US Bancorp 5.85% 10/21/2033 (b)	30,000	31,095
Wachovia Corp 5.5% 8/1/2035	60,000	59,781
Wells Fargo & Co 2.879% 10/30/2030 (b)	510,000	470,644
Wells Fargo & Co 3.9% 5/1/2045	100,000	76,834
Wells Fargo & Co 4.54% 8/15/2026 (b)	1,000,000	999,595
Wells Fargo & Co 4.611% 4/25/2053 (b)	120,000	98,822
Wells Fargo & Co 4.897% 7/25/2033 (b)	425,000	417,706
Wells Fargo & Co 4.9% 11/17/2045	280,000	238,946
Wells Fargo & Co 5.211% 12/3/2035 (b)	440,000	431,510
Wells Fargo & Co 5.389% 4/24/2034 (b)	170,000	170,727
Wells Fargo & Co 5.557% 7/25/2034 (b)	50,000	50,639
Wells Fargo & Co 5.574% 7/25/2029 (b)	50,000	51,293
Wells Fargo & Co 5.606% 1/15/2044	100,000	94,056
Wells Fargo & Co 6.491% 10/23/2034 (b)	100,000	107,254
		16,887,556
Capital Markets - 1.8%
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,129
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,686
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	40,219
Bank of New York Mellon Corp/The 3.3% 8/23/2029	40,000	38,129
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	169,157
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	200,000	199,856
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	50,000	50,532
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	30,000	29,686
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	90,000	91,532
Bank of New York Mellon Corp/The 5.225% 11/20/2035 (b)	70,000	70,384
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)	100,000	104,646
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,497
BlackRock Funding Inc 5.35% 1/8/2055	105,000	99,739
Blackrock Inc 3.2% 3/15/2027	220,000	216,541
Blackrock Inc 4.75% 5/25/2033	10,000	10,014
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	59,217
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	42,299
Charles Schwab Corp/The 2% 3/20/2028	115,000	108,345
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	48,580
Charles Schwab Corp/The 5.853% 5/19/2034 (b)	10,000	10,414
Charles Schwab Corp/The 5.875% 8/24/2026	200,000	203,206
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	60,000	63,723
CME Group Inc 2.65% 3/15/2032	90,000	79,636
Franklin Resources Inc 2.95% 8/12/2051	20,000	11,956
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	100,000	98,104
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	260,000	250,426
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	100,000	86,052
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	65,000	57,001
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	165,000	143,247
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	135,000	99,795
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	795,000	780,471
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	155,000	131,998
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	180,000	158,060
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)	200,000	193,552
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	17,618
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	50,000	50,701
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	30,000	29,746
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	100,000	100,709
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	170,000	162,773
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	43,149
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	78,224
Goldman Sachs Group Inc/The 6.45% 5/1/2036	20,000	21,060
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	193,609
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	114,588
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	159,253
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,571
Intercontinental Exchange Inc 4.35% 6/15/2029	100,000	99,703
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	17,982
Jefferies Financial Group Inc 4.15% 1/23/2030	80,000	77,172
Jefferies Financial Group Inc 4.85% 1/15/2027	50,000	50,236
Jefferies Financial Group Inc 5.875% 7/21/2028	30,000	30,797
Legg Mason Inc 5.625% 1/15/2044	10,000	9,625
LPL Holdings Inc 5.15% 6/15/2030	60,000	60,146
LPL Holdings Inc 5.65% 3/15/2035	20,000	19,724
LPL Holdings Inc 6.75% 11/17/2028	20,000	21,240
Moody's Corp 4.25% 2/1/2029	110,000	109,262
Moody's Corp 4.875% 12/17/2048	40,000	34,879
Moody's Corp 5% 8/5/2034	40,000	39,763
Morgan Stanley 1.512% 7/20/2027 (b)	70,000	67,540
Morgan Stanley 1.593% 5/4/2027 (b)	60,000	58,303
Morgan Stanley 1.794% 2/13/2032 (b)	195,000	164,224
Morgan Stanley 2.239% 7/21/2032 (b)	70,000	59,613
Morgan Stanley 2.484% 9/16/2036 (b)	55,000	45,963
Morgan Stanley 2.511% 10/20/2032 (b)	20,000	17,220
Morgan Stanley 2.699% 1/22/2031 (b)	360,000	328,410
Morgan Stanley 3.217% 4/22/2042 (b)	175,000	128,670
Morgan Stanley 3.625% 1/20/2027	268,000	264,676
Morgan Stanley 3.772% 1/24/2029 (b)	510,000	499,059
Morgan Stanley 3.95% 4/23/2027	50,000	49,542
Morgan Stanley 5.042% 7/19/2030 (b)	20,000	20,198
Morgan Stanley 5.123% 2/1/2029 (b)	100,000	101,206
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	202,791
Morgan Stanley 5.192% 4/17/2031 (b)	140,000	142,045
Morgan Stanley 5.25% 4/21/2034 (b)	50,000	49,964
Morgan Stanley 5.297% 4/20/2037 (b)	95,000	93,214
Morgan Stanley 5.32% 7/19/2035 (b)	20,000	19,869
Morgan Stanley 5.424% 7/21/2034 (b)	240,000	242,164
Morgan Stanley 5.587% 1/18/2036 (b)	100,000	100,971
Morgan Stanley 5.597% 3/24/2051 (b)	160,000	154,679
Morgan Stanley 5.664% 4/17/2036 (b)	140,000	142,287
Morgan Stanley 5.831% 4/19/2035 (b)	80,000	82,486
Morgan Stanley 5.942% 2/7/2039 (b)	60,000	60,558
Morgan Stanley 6.627% 11/1/2034 (b)	20,000	21,703
Nasdaq Inc 1.65% 1/15/2031	85,000	72,393
Nasdaq Inc 2.5% 12/21/2040	70,000	47,118
Nasdaq Inc 3.95% 3/7/2052	10,000	7,203
Nasdaq Inc 5.35% 6/28/2028	30,000	30,789
Nasdaq Inc 5.95% 8/15/2053	8,000	7,939
Northern Trust Corp 1.95% 5/1/2030	50,000	44,337
Northern Trust Corp 3.375% 5/8/2032 (b)	30,000	28,991
Northern Trust Corp 6.125% 11/2/2032	15,000	15,965
S&P Global Inc 2.3% 8/15/2060	85,000	42,126
S&P Global Inc 3.25% 12/1/2049	50,000	34,575
S&P Global Inc 4.75% 8/1/2028	70,000	70,700
State Street Corp 1.684% 11/18/2027 (b)	250,000	240,653
State Street Corp 2.203% 2/7/2028 (b)	140,000	134,984
State Street Corp 2.623% 2/7/2033 (b)	60,000	52,174
State Street Corp 4.729% 2/28/2030	30,000	30,183
State Street Corp 4.821% 1/26/2034 (b)	80,000	78,488
State Street Corp 5.146% 2/28/2036 (b)	20,000	19,890
State Street Corp 6.123% 11/21/2034 (b)	30,000	31,358
		9,532,580
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	49,731
Ally Financial Inc 6.848% 1/3/2030 (b)	40,000	41,760
Ally Financial Inc 8% 11/1/2031	65,000	72,732
American Express Co 3.95% 8/1/2025	120,000	119,938
American Express Co 4.05% 12/3/2042	70,000	58,174
American Express Co 5.043% 5/1/2034 (b)	60,000	59,775
American Express Co 5.282% 7/27/2029 (b)	60,000	61,394
American Express Co 5.284% 7/26/2035 (b)	100,000	99,620
American Express Co 5.442% 1/30/2036 (b)	50,000	50,329
Capital One Financial Corp 2.359% 7/29/2032 (b)	10,000	8,279
Capital One Financial Corp 3.273% 3/1/2030 (b)	80,000	75,514
Capital One Financial Corp 3.75% 7/28/2026	115,000	113,691
Capital One Financial Corp 3.8% 1/31/2028	210,000	205,875
Capital One Financial Corp 4.1% 2/9/2027	50,000	49,606
Capital One Financial Corp 4.5% 1/30/2026	102,000	101,858
Capital One Financial Corp 5.468% 2/1/2029 (b)	45,000	45,800
Capital One Financial Corp 5.7% 2/1/2030 (b)	60,000	61,598
Capital One Financial Corp 6.183% 1/30/2036 (b)	50,000	49,628
Capital One Financial Corp 6.377% 6/8/2034 (b)	170,000	177,677
Capital One Financial Corp 7.964% 11/2/2034 (b)	40,000	45,777
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	199,720
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	204,268
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	148,037
John Deere Capital Corp 1.7% 1/11/2027	270,000	259,352
John Deere Capital Corp 3.45% 3/7/2029	60,000	58,164
John Deere Capital Corp 4.9% 3/3/2028	60,000	61,152
John Deere Capital Corp 5.05% 6/12/2034	30,000	30,032
John Deere Capital Corp 5.15% 9/8/2033	60,000	61,070
Synchrony Financial 2.875% 10/28/2031	30,000	25,431
Synchrony Financial 3.7% 8/4/2026	30,000	29,557
Synchrony Financial 4.5% 7/23/2025	68,000	67,951
Synchrony Financial 5.935% 8/2/2030 (b)	50,000	50,667
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	98,942
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	60,247
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	58,359
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	10,022
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	29,731
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	146,073
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	161,054
		3,308,585
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	48,560
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	29,773
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	61,548
Corebridge Financial Inc 6.875% 12/15/2052 (b)	60,000	60,909
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	304,772
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	18,527
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	13,787
Equitable Holdings Inc 4.35% 4/20/2028	170,000	168,851
Equitable Holdings Inc 5% 4/20/2048	16,000	13,722
Fidelity National Information Services Inc 1.15% 3/1/2026	68,000	66,253
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	43,231
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	60,164
Fiserv Inc 2.65% 6/1/2030	130,000	117,470
Fiserv Inc 3.5% 7/1/2029	40,000	38,133
Fiserv Inc 4.4% 7/1/2049	120,000	94,194
Global Payments Inc 1.2% 3/1/2026	122,000	118,737
Global Payments Inc 4.15% 8/15/2049	50,000	35,795
Global Payments Inc 5.4% 8/15/2032	20,000	20,067
Global Payments Inc 5.95% 8/15/2052	10,000	9,291
Jackson Financial Inc 3.125% 11/23/2031	20,000	17,367
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,386
Jackson Financial Inc 5.67% 6/8/2032	20,000	19,987
Mastercard Inc 2.95% 11/21/2026	185,000	181,872
Mastercard Inc 2.95% 3/15/2051	70,000	44,520
Mastercard Inc 3.3% 3/26/2027	13,000	12,833
Mastercard Inc 3.35% 3/26/2030	18,000	17,212
Mastercard Inc 3.65% 6/1/2049	20,000	14,870
Mastercard Inc 3.85% 3/26/2050	65,000	49,884
Mastercard Inc 4.875% 5/9/2034	70,000	69,851
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	94,522
National Rural Utilities Cooperative Finance Corp 5.45% 10/30/2025	220,000	220,768
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	31,340
PayPal Holdings Inc 1.65% 6/1/2025	20,000	20,000
PayPal Holdings Inc 2.3% 6/1/2030	50,000	45,008
PayPal Holdings Inc 5.1% 4/1/2035	50,000	49,292
PayPal Holdings Inc 5.25% 6/1/2062	55,000	48,601
PayPal Holdings Inc 5.5% 6/1/2054	10,000	9,417
Rexford Industrial Realty LP 2.125% 12/1/2030	20,000	17,143
Visa Inc 1.9% 4/15/2027	43,000	41,322
Visa Inc 2% 8/15/2050	50,000	26,667
Visa Inc 2.05% 4/15/2030	70,000	63,138
Visa Inc 2.7% 4/15/2040	60,000	44,554
Visa Inc 2.75% 9/15/2027	205,000	199,246
Visa Inc 4.3% 12/14/2045	65,000	55,466
Voya Financial Inc 3.65% 6/15/2026	60,000	59,448
Voya Financial Inc 5.7% 7/15/2043	20,000	18,868
Western Union Co/The 6.2% 11/17/2036	15,000	15,134
		2,862,500
Insurance - 0.9%
Allstate Corp/The 1.45% 12/15/2030	280,000	236,320
American International Group Inc 4.375% 6/30/2050	50,000	40,410
American International Group Inc 4.5% 7/16/2044	127,000	107,811
Aon Corp 4.5% 12/15/2028	50,000	50,141
Aon Global Ltd 4.75% 5/15/2045	68,000	58,145
Aon North America Inc 5.45% 3/1/2034	185,000	187,052
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	168,536
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	8,756
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	45,046
Arthur J Gallagher & Co 4.85% 12/15/2029	30,000	30,234
Arthur J Gallagher & Co 5.15% 2/15/2035	100,000	98,419
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,213
Arthur J Gallagher & Co 5.55% 2/15/2055	22,000	20,396
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	33,495
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	32,367
Assurant Inc 4.9% 3/27/2028	30,000	30,057
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	36,450
Athene Holding Ltd 5.875% 1/15/2034	111,000	112,414
Athene Holding Ltd 6.15% 4/3/2030	65,000	68,179
Athene Holding Ltd 6.625% 10/15/2054 (b)	20,000	19,667
Athene Holding Ltd 6.65% 2/1/2033	40,000	42,423
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	31,693
Brown & Brown Inc 2.375% 3/15/2031	50,000	43,345
Brown & Brown Inc 4.5% 3/15/2029	65,000	64,471
Chubb Corp/The 6.5% 5/15/2038	40,000	44,149
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	42,953
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	9,328
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	41,646
Chubb INA Holdings LLC 3.35% 5/3/2026	144,000	142,597
First American Financial Corp 2.4% 8/15/2031	40,000	33,865
Globe Life Inc 2.15% 8/15/2030	60,000	52,136
Hartford Insurance Group Inc/The 2.8% 8/19/2029	135,000	125,802
Hartford Insurance Group Inc/The 2.9% 9/15/2051	20,000	12,196
Hartford Insurance Group Inc/The 3.6% 8/19/2049	20,000	14,265
Lincoln National Corp 3.8% 3/1/2028	76,000	74,288
Markel Group Inc 5% 5/20/2049	70,000	59,321
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	30,316
Marsh & McLennan Cos Inc 3.75% 3/14/2026	220,000	218,895
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	24,748
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	100,410
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	88,429
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	100,418
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	28,982
Marsh & McLennan Cos Inc 5% 3/15/2035	30,000	29,516
Marsh & McLennan Cos Inc 5.4% 3/15/2055	30,000	28,028
MetLife Inc 4.125% 8/13/2042	100,000	82,200
MetLife Inc 4.55% 3/23/2030	200,000	201,314
MetLife Inc 5% 7/15/2052	50,000	44,258
MetLife Inc 5.375% 7/15/2033	75,000	77,212
MetLife Inc 5.7% 6/15/2035	60,000	62,593
MetLife Inc 6.4% 12/15/2066 (b)	40,000	40,531
Principal Financial Group Inc 3.1% 11/15/2026	70,000	68,525
Principal Financial Group Inc 6.05% 10/15/2036	50,000	52,437
Progressive Corp/The 3% 3/15/2032	65,000	58,461
Progressive Corp/The 3.2% 3/26/2030	100,000	94,828
Progressive Corp/The 4.125% 4/15/2047	50,000	39,651
Progressive Corp/The 4.2% 3/15/2048	10,000	8,054
Prudential Financial Inc 3.7% 10/1/2050 (b)	75,000	67,912
Prudential Financial Inc 3.935% 12/7/2049	20,000	14,910
Prudential Financial Inc 4.35% 2/25/2050	190,000	152,946
Prudential Financial Inc 4.5% 9/15/2047 (b)	80,000	78,352
Prudential Financial Inc 5.7% 9/15/2048 (b)	50,000	50,029
Prudential Financial Inc 6.5% 3/15/2054 (b)	10,000	10,152
Reinsurance Group of America Inc 6% 9/15/2033	20,000	20,706
Reinsurance Group of America Inc 6.65% 9/15/2055 (b)	20,000	19,633
Selective Insurance Group Inc 5.9% 4/15/2035	20,000	20,031
The Travelers Companies, Inc. 5.35% 11/1/2040	125,000	122,471
The Travelers Companies, Inc. 5.45% 5/25/2053	20,000	19,132
The Travelers Companies, Inc. 6.25% 6/15/2037	40,000	43,423
Unum Group 4% 6/15/2029	30,000	29,134
Unum Group 6% 6/15/2054	30,000	28,838
Willis North America Inc 2.95% 9/15/2029	93,000	86,620
Willis North America Inc 4.5% 9/15/2028	30,000	29,904
Willis North America Inc 5.9% 3/5/2054	40,000	38,577
		4,551,162
TOTAL FINANCIALS		37,142,383

Health Care - 3.1%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	205,000	200,966
AbbVie Inc 3.2% 11/21/2029	20,000	18,971
AbbVie Inc 4.05% 11/21/2039	10,000	8,538
AbbVie Inc 4.25% 11/21/2049	400,000	320,469
AbbVie Inc 4.5% 5/14/2035	160,000	152,143
AbbVie Inc 4.7% 5/14/2045	50,000	43,897
AbbVie Inc 4.8% 3/15/2029	100,000	101,446
AbbVie Inc 4.875% 11/14/2048	120,000	106,140
AbbVie Inc 5.05% 3/15/2034	100,000	100,290
AbbVie Inc 5.4% 3/15/2054	80,000	75,721
Amgen Inc 2.8% 8/15/2041	200,000	140,885
Amgen Inc 3.15% 2/21/2040	105,000	79,378
Amgen Inc 3.375% 2/21/2050	30,000	20,535
Amgen Inc 4.2% 3/1/2033	100,000	94,606
Amgen Inc 4.4% 5/1/2045	178,000	147,627
Amgen Inc 4.875% 3/1/2053	40,000	34,035
Amgen Inc 5.15% 3/2/2028	270,000	274,937
Amgen Inc 5.25% 3/2/2030	220,000	225,556
Amgen Inc 5.25% 3/2/2033	60,000	60,551
Amgen Inc 5.6% 3/2/2043	80,000	77,637
Amgen Inc 5.65% 3/2/2053	50,000	47,596
Amgen Inc 5.75% 3/2/2063	120,000	113,449
Baxalta Inc 5.25% 6/23/2045	135,000	122,811
Biogen Inc 3.15% 5/1/2050	20,000	12,181
Biogen Inc 3.25% 2/15/2051	67,000	41,358
Biogen Inc 5.2% 9/15/2045	10,000	8,775
Gilead Sciences Inc 2.6% 10/1/2040	150,000	104,967
Gilead Sciences Inc 2.8% 10/1/2050	110,000	66,874
Gilead Sciences Inc 3.65% 3/1/2026	175,000	173,843
Gilead Sciences Inc 4.5% 2/1/2045	30,000	25,593
Gilead Sciences Inc 4.8% 11/15/2029	50,000	50,696
Gilead Sciences Inc 4.8% 4/1/2044	52,000	46,270
Gilead Sciences Inc 5.5% 11/15/2054	100,000	95,602
Gilead Sciences Inc 5.55% 10/15/2053	20,000	19,177
		3,213,520
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	45,000	44,033
Abbott Laboratories 4.75% 4/15/2043	20,000	18,588
Abbott Laboratories 5.3% 5/27/2040	140,000	140,014
Baxter International Inc 1.915% 2/1/2027	60,000	57,383
Baxter International Inc 2.539% 2/1/2032	100,000	85,755
Baxter International Inc 3.132% 12/1/2051	10,000	6,149
Becton Dickinson & Co 2.823% 5/20/2030	140,000	127,897
Becton Dickinson & Co 4.685% 12/15/2044	10,000	8,453
Becton Dickinson & Co 5.081% 6/7/2029	200,000	202,896
Boston Scientific Corp 2.65% 6/1/2030	161,000	147,700
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	104,985
Medtronic Inc 4.375% 3/15/2035	157,000	149,335
Solventum Corp 6% 5/15/2064	50,000	47,705
Stryker Corp 2.9% 6/15/2050	80,000	50,942
Stryker Corp 4.625% 9/11/2034	50,000	48,371
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	52,361
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	80,000	81,183
		1,373,750
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	40,000	32,656
Cardinal Health Inc 3.41% 6/15/2027	70,000	68,623
Cardinal Health Inc 4.9% 9/15/2045	30,000	25,635
Cardinal Health Inc 5.75% 11/15/2054	50,000	47,635
Cencora Inc 4.85% 12/15/2029	10,000	10,077
Cencora Inc 5.125% 2/15/2034	70,000	69,640
Cencora Inc 5.15% 2/15/2035	10,000	9,915
Centene Corp 2.5% 3/1/2031	20,000	16,982
Centene Corp 2.625% 8/1/2031	70,000	59,291
Centene Corp 3.375% 2/15/2030	140,000	127,596
Centene Corp 4.25% 12/15/2027	90,000	87,901
Cigna Group/The 1.25% 3/15/2026	85,000	82,797
Cigna Group/The 2.375% 3/15/2031	100,000	87,438
Cigna Group/The 2.4% 3/15/2030	210,000	189,355
Cigna Group/The 3.4% 3/15/2051	20,000	12,984
Cigna Group/The 4.125% 11/15/2025	12,000	11,969
Cigna Group/The 4.375% 10/15/2028	100,000	99,442
Cigna Group/The 4.8% 7/15/2046	170,000	144,296
Cigna Group/The 4.8% 8/15/2038	69,000	63,100
Cigna Group/The 4.9% 12/15/2048	19,000	16,101
Cigna Group/The 5.4% 3/15/2033	30,000	30,487
CVS Health Corp 2.875% 6/1/2026	170,000	166,948
CVS Health Corp 3.625% 4/1/2027	330,000	324,285
CVS Health Corp 4.3% 3/25/2028	250,000	247,228
CVS Health Corp 4.78% 3/25/2038	42,000	37,327
CVS Health Corp 4.875% 7/20/2035	160,000	149,435
CVS Health Corp 5.05% 3/25/2048	60,000	50,025
CVS Health Corp 5.125% 7/20/2045	320,000	274,453
CVS Health Corp 5.25% 2/21/2033	50,000	49,266
CVS Health Corp 5.625% 2/21/2053	60,000	53,319
CVS Health Corp 5.875% 6/1/2053	20,000	18,393
CVS Health Corp 6% 6/1/2063	100,000	91,734
Elevance Health Inc 3.125% 5/15/2050	130,000	82,206
Elevance Health Inc 3.65% 12/1/2027	240,000	235,627
Elevance Health Inc 3.7% 9/15/2049	10,000	6,968
Elevance Health Inc 4.101% 3/1/2028	100,000	99,129
Elevance Health Inc 4.625% 5/15/2042	30,000	25,685
Elevance Health Inc 4.65% 1/15/2043	65,000	55,597
Elevance Health Inc 5.2% 2/15/2035	70,000	69,465
Elevance Health Inc 5.65% 6/15/2054	90,000	83,971
Elevance Health Inc 5.85% 11/1/2064	60,000	56,471
HCA Inc 3.625% 3/15/2032	100,000	90,732
HCA Inc 4.125% 6/15/2029	289,000	281,399
HCA Inc 4.375% 3/15/2042	50,000	40,307
HCA Inc 5.125% 6/15/2039	50,000	45,855
HCA Inc 5.5% 6/15/2047	50,000	45,249
HCA Inc 5.75% 3/1/2035	130,000	131,025
HCA Inc 6% 4/1/2054	100,000	94,885
HCA Inc 6.1% 4/1/2064	60,000	56,678
Humana Inc 1.35% 2/3/2027	50,000	47,601
Humana Inc 3.125% 8/15/2029	50,000	46,576
Humana Inc 4.875% 4/1/2030	114,000	113,505
Humana Inc 5.375% 4/15/2031	110,000	110,706
Humana Inc 5.5% 3/15/2053	30,000	26,039
Humana Inc 6% 5/1/2055	50,000	46,351
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	167,255
McKesson Corp 3.95% 2/16/2028	70,000	69,254
McKesson Corp 4.65% 5/30/2030	10,000	10,014
McKesson Corp 5.25% 5/30/2035	30,000	30,070
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	76,094
Sabra Health Care LP 5.125% 8/15/2026	30,000	29,954
UnitedHealth Group Inc 1.25% 1/15/2026	25,000	24,473
UnitedHealth Group Inc 2% 5/15/2030	80,000	70,467
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	248,182
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	229,050
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	125,555
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	81,871
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	14,032
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	29,647
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	45,889
UnitedHealth Group Inc 4.75% 7/15/2045	70,000	59,727
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	94,545
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	34,130
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	53,893
UnitedHealth Group Inc 5.625% 7/15/2054	70,000	65,425
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	51,125
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	48,723
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	53,899
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	204,905
		6,566,539
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	29,834
Agilent Technologies Inc 4.75% 9/9/2034	30,000	28,947
Danaher Corp 2.6% 10/1/2050	80,000	46,872
Danaher Corp 2.8% 12/10/2051	20,000	12,075
Revvity Inc 2.25% 9/15/2031	60,000	50,454
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	297,547
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	40,360
		506,089
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	106,812
Bristol-Myers Squibb Co 3.4% 7/26/2029	16,000	15,406
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	38,560
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	34,770
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	182,196
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	46,079
Bristol-Myers Squibb Co 4.9% 2/22/2027	305,000	308,519
Bristol-Myers Squibb Co 4.9% 2/22/2029	60,000	61,122
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	151,148
Bristol-Myers Squibb Co 6.4% 11/15/2063	180,000	189,554
Eli Lilly & Co 2.25% 5/15/2050	70,000	38,739
Eli Lilly & Co 3.7% 3/1/2045	110,000	85,856
Eli Lilly & Co 4.2% 8/14/2029	100,000	99,842
Eli Lilly & Co 4.75% 2/12/2030	50,000	50,812
Eli Lilly & Co 4.875% 2/27/2053	50,000	44,381
Eli Lilly & Co 5.05% 8/14/2054	100,000	91,299
Eli Lilly & Co 5.5% 2/12/2055	50,000	48,910
Eli Lilly & Co 5.55% 3/15/2037	100,000	104,520
Haleon US Capital LLC 3.375% 3/24/2027	250,000	245,824
Johnson & Johnson 2.1% 9/1/2040	60,000	40,386
Johnson & Johnson 2.45% 9/1/2060	60,000	32,088
Johnson & Johnson 3.5% 1/15/2048	145,000	108,750
Johnson & Johnson 3.625% 3/3/2037	115,000	100,883
Johnson & Johnson 4.9% 6/1/2031	50,000	51,311
Merck & Co Inc 2.45% 6/24/2050	180,000	102,370
Merck & Co Inc 2.9% 12/10/2061	100,000	56,499
Merck & Co Inc 4.5% 5/17/2033	125,000	122,826
Merck & Co Inc 4.9% 5/17/2044	50,000	45,663
Mylan Inc 5.2% 4/15/2048	83,000	62,623
Mylan Inc 5.4% 11/29/2043	30,000	23,868
Novartis Capital Corp 2% 2/14/2027	175,000	169,252
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,007
Novartis Capital Corp 3.7% 9/21/2042	110,000	87,828
Pfizer Inc 2.55% 5/28/2040	345,000	240,802
Pfizer Inc 3.9% 3/15/2039	50,000	42,447
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	150,772
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	64,411
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	98,331
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	55,932
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	77,000	70,576
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	103,413
Royalty Pharma PLC 2.15% 9/2/2031	100,000	84,522
Royalty Pharma PLC 2.2% 9/2/2030	20,000	17,438
Royalty Pharma PLC 3.3% 9/2/2040	70,000	50,894
Viatris Inc 2.3% 6/22/2027	105,000	99,542
Viatris Inc 4% 6/22/2050	20,000	12,798
Wyeth LLC 6% 2/15/2036	100,000	105,909
Wyeth LLC 6.5% 2/1/2034	100,000	109,928
Zoetis Inc 3% 5/15/2050	70,000	44,153
		4,331,571
TOTAL HEALTH CARE		15,991,469

Industrials - 1.1%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	78,540
GE Aerospace 6.75% 3/15/2032	40,000	44,648
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	20,944
		144,132
Air Freight & Logistics - 0.1%
FedEx Corp 4.4% 1/15/2047	80,000	61,171
FedEx Corp 4.55% 4/1/2046	90,000	71,361
FedEx Corp 4.95% 10/17/2048	78,000	63,759
United Parcel Service Inc 2.5% 9/1/2029	90,000	83,373
United Parcel Service Inc 3.05% 11/15/2027	140,000	136,468
United Parcel Service Inc 3.4% 9/1/2049	50,000	33,943
United Parcel Service Inc 3.75% 11/15/2047	58,000	42,687
United Parcel Service Inc 5.25% 5/14/2035	30,000	29,980
United Parcel Service Inc 5.5% 5/22/2054	140,000	132,018
United Parcel Service Inc 5.6% 5/22/2064	20,000	18,602
United Parcel Service Inc 5.95% 5/14/2055	20,000	19,904
		693,266
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	62,000
Carrier Global Corp 5.9% 3/15/2034	54,000	56,736
Carrier Global Corp 6.2% 3/15/2054	30,000	31,704
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	26,002
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	50,000	49,460
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	154,704
Johnson Controls International plc 5.125% 9/14/2045	14,000	11,921
Masco Corp 2% 2/15/2031	29,000	24,506
Masco Corp 3.125% 2/15/2051	14,000	8,482
Owens Corning 3.95% 8/15/2029	140,000	135,563
Owens Corning 5.95% 6/15/2054	35,000	34,483
		595,561
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	166,029
Republic Services Inc 3.05% 3/1/2050	20,000	13,090
Republic Services Inc 5.2% 11/15/2034	30,000	30,231
Veralto Corp 5.35% 9/18/2028	30,000	30,793
Veralto Corp 5.5% 9/18/2026	40,000	40,443
Waste Connections Inc 2.2% 1/15/2032	150,000	127,754
Waste Management Inc 2% 6/1/2029	55,000	50,384
Waste Management Inc 2.5% 11/15/2050	135,000	77,538
Waste Management Inc 4.65% 3/15/2030	20,000	20,115
Waste Management Inc 4.875% 2/15/2029	70,000	71,273
Waste Management Inc 4.95% 3/15/2035	20,000	19,737
Waste Management Inc 4.95% 7/3/2027	20,000	20,284
Waste Management Inc 4.95% 7/3/2031	20,000	20,313
Waste Management Inc 5.35% 10/15/2054	20,000	18,915
		706,899
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	70,000	42,455
Hubbell Inc 3.35% 3/1/2026	60,000	59,425
Regal Rexnord Corp 6.4% 4/15/2033	70,000	72,435
Rockwell Automation Inc 4.2% 3/1/2049	20,000	16,051
		190,366
Ground Transportation - 0.4%
CSX Corp 2.5% 5/15/2051	115,000	64,668
CSX Corp 3.35% 9/15/2049	70,000	47,524
CSX Corp 4.5% 3/15/2049	90,000	74,644
CSX Corp 5.2% 11/15/2033	50,000	50,713
Norfolk Southern Corp 2.9% 6/15/2026	100,000	98,452
Norfolk Southern Corp 3.05% 5/15/2050	50,000	31,763
Norfolk Southern Corp 3.155% 5/15/2055	195,000	120,719
Norfolk Southern Corp 4.1% 5/15/2121	80,000	53,820
Norfolk Southern Corp 5.1% 5/1/2035	50,000	49,388
Ryder System Inc 4.85% 6/15/2030	110,000	109,382
Uber Technologies Inc 4.3% 1/15/2030	20,000	19,716
Uber Technologies Inc 4.8% 9/15/2034	20,000	19,299
Uber Technologies Inc 5.35% 9/15/2054	40,000	36,328
Union Pacific Corp 2.891% 4/6/2036	70,000	56,930
Union Pacific Corp 3.2% 5/20/2041	45,000	33,543
Union Pacific Corp 3.5% 2/14/2053	10,000	6,881
Union Pacific Corp 3.6% 9/15/2037	145,000	123,503
Union Pacific Corp 3.839% 3/20/2060	132,000	92,225
Union Pacific Corp 3.875% 2/1/2055	20,000	14,525
Union Pacific Corp 4.05% 11/15/2045	120,000	95,521
Union Pacific Corp 4.95% 5/15/2053	70,000	62,201
Union Pacific Corp 5.1% 2/20/2035	30,000	30,053
Union Pacific Corp 5.15% 1/20/2063	10,000	8,870
Union Pacific Corp 5.6% 12/1/2054	30,000	29,058
		1,329,726
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	79,153
3M Co 3.05% 4/15/2030	7,000	6,529
3M Co 3.125% 9/19/2046	50,000	33,380
3M Co 3.7% 4/15/2050	8,000	5,675
3M Co 4% 9/14/2048	50,000	38,594
3M Co 5.15% 3/15/2035	50,000	49,458
		212,789
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	37,298
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	136,934
Caterpillar Inc 3.25% 4/9/2050	15,000	10,248
Caterpillar Inc 3.25% 9/19/2049	50,000	34,264
Caterpillar Inc 5.2% 5/27/2041	105,000	102,466
Caterpillar Inc 6.05% 8/15/2036	60,000	64,702
Cummins Inc 2.6% 9/1/2050	50,000	28,875
Cummins Inc 4.7% 2/15/2031	40,000	39,863
Cummins Inc 5.15% 2/20/2034	15,000	15,119
Cummins Inc 5.45% 2/20/2054	20,000	18,829
Deere & Co 2.875% 9/7/2049	130,000	83,514
Deere & Co 3.9% 6/9/2042	10,000	8,330
Eaton Corp 4% 11/2/2032	50,000	47,523
Eaton Corp 4.15% 3/15/2033	70,000	67,004
Eaton Corp 4.7% 8/23/2052	10,000	8,650
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	48,990
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	24,249
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,209
Ingersoll Rand Inc 5.197% 6/15/2027	90,000	91,121
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	28,878
Ingersoll Rand Inc 5.7% 8/14/2033	30,000	30,875
Otis Worldwide Corp 3.112% 2/15/2040	50,000	37,380
Otis Worldwide Corp 3.362% 2/15/2050	20,000	13,397
Parker-Hannifin Corp 4% 6/14/2049	10,000	7,661
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	70,247
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	29,951
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	21,486
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	33,057
Stanley Black & Decker Inc 3% 5/15/2032	50,000	43,019
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,490
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	60,000	60,170
		1,282,799
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	58,297	53,389
Professional Services - 0.0%
Paychex Inc 5.6% 4/15/2035	22,000	22,370
Verisk Analytics Inc 5.25% 3/15/2035	60,000	59,433
		81,803
Trading Companies & Distributors - 0.1%
Air Lease Corp 1.875% 8/15/2026	60,000	58,007
Air Lease Corp 2.875% 1/15/2026	50,000	49,405
Air Lease Corp 3% 2/1/2030	55,000	50,977
Air Lease Corp 3.125% 12/1/2030	20,000	18,281
Air Lease Corp 4.625% 10/1/2028	52,000	52,026
Air Lease Corp 5.2% 7/15/2031	30,000	30,352
GATX Corp 4.55% 11/7/2028	50,000	49,794
GATX Corp 4.9% 3/15/2033	65,000	63,132
GATX Corp 6.05% 3/15/2034	50,000	52,014
GATX Corp 6.9% 5/1/2034	60,000	65,447
WW Grainger Inc 4.45% 9/15/2034	60,000	57,795
WW Grainger Inc 4.6% 6/15/2045	20,000	17,312
		564,542
TOTAL INDUSTRIALS		5,855,272

Information Technology - 2.5%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	50,000	50,830
Cisco Systems Inc 5.05% 2/26/2034	70,000	70,535
Cisco Systems Inc 5.1% 2/24/2035	50,000	50,294
Cisco Systems Inc 5.3% 2/26/2054	10,000	9,464
Cisco Systems Inc 5.5% 1/15/2040	135,000	136,577
Cisco Systems Inc 5.9% 2/15/2039	90,000	94,717
		412,417
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 4.35% 6/1/2029	50,000	49,905
Amphenol Corp 5.25% 4/5/2034	80,000	80,946
Amphenol Corp 5.375% 11/15/2054	18,000	17,169
Corning Inc 5.35% 11/15/2048	20,000	18,166
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,081
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	81,628
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	47,288
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	165,867
Vontier Corp 1.8% 4/1/2026	50,000	48,757
		539,807
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	130,000	125,889
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	27,202
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	19,701
IBM Corporation 2.85% 5/15/2040	135,000	97,015
IBM Corporation 2.95% 5/15/2050	100,000	61,699
IBM Corporation 3.45% 2/19/2026	166,000	164,735
IBM Corporation 3.5% 5/15/2029	240,000	231,472
IBM Corporation 4.15% 5/15/2039	100,000	86,126
IBM Corporation 4.5% 2/6/2026	210,000	209,968
IBM Corporation 5.2% 2/10/2035	100,000	99,497
IBM Corporation 5.6% 11/30/2039	110,000	110,344
		1,233,648
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	16,404
Analog Devices Inc 2.8% 10/1/2041	50,000	35,606
Analog Devices Inc 2.95% 10/1/2051	50,000	31,495
Applied Materials Inc 4.35% 4/1/2047	76,000	63,117
Broadcom Inc 3.419% 4/15/2033 (c)	185,000	165,026
Broadcom Inc 3.469% 4/15/2034 (c)	400,000	351,344
Broadcom Inc 3.75% 2/15/2051 (c)	80,000	57,865
Broadcom Inc 4.11% 9/15/2028	170,000	168,637
Broadcom Inc 4.15% 4/15/2032 (c)	70,000	66,640
Broadcom Inc 4.3% 11/15/2032	150,000	143,274
Broadcom Inc 4.55% 2/15/2032	70,000	68,541
Broadcom Inc 4.8% 10/15/2034	70,000	68,157
Broadcom Inc 5.05% 7/12/2029	50,000	50,895
Intel Corp 2.45% 11/15/2029	50,000	45,225
Intel Corp 3.7% 7/29/2025	140,000	139,755
Intel Corp 4% 8/5/2029	210,000	203,626
Intel Corp 4.1% 5/19/2046	70,000	50,753
Intel Corp 4.6% 3/25/2040	100,000	84,965
Intel Corp 4.75% 3/25/2050	150,000	118,346
Intel Corp 4.875% 2/10/2028	50,000	50,407
Intel Corp 4.9% 8/5/2052	50,000	39,926
Intel Corp 5.05% 8/5/2062	20,000	15,641
Intel Corp 5.15% 2/21/2034	60,000	58,732
Intel Corp 5.2% 2/10/2033	70,000	69,253
Intel Corp 5.7% 2/10/2053	70,000	62,816
Intel Corp 5.9% 2/10/2063	110,000	99,569
KLA Corp 3.3% 3/1/2050	60,000	40,529
KLA Corp 4.65% 7/15/2032	210,000	208,635
KLA Corp 5.25% 7/15/2062	5,000	4,523
Lam Research Corp 2.875% 6/15/2050	50,000	31,455
Marvell Technology Inc 4.875% 6/22/2028	100,000	100,470
Micron Technology Inc 3.366% 11/1/2041	55,000	39,119
Micron Technology Inc 4.663% 2/15/2030	90,000	88,797
Micron Technology Inc 5.375% 4/15/2028	60,000	61,230
Micron Technology Inc 5.65% 11/1/2032	30,000	30,485
Micron Technology Inc 5.8% 1/15/2035	20,000	20,156
Micron Technology Inc 5.875% 2/9/2033	50,000	51,110
Micron Technology Inc 5.875% 9/15/2033	10,000	10,266
NVIDIA Corp 2% 6/15/2031	215,000	188,619
NVIDIA Corp 3.5% 4/1/2050	10,000	7,339
NVIDIA Corp 3.7% 4/1/2060	10,000	7,175
QUALCOMM Inc 3.25% 5/20/2027	120,000	118,018
QUALCOMM Inc 3.25% 5/20/2050	50,000	33,567
QUALCOMM Inc 4.3% 5/20/2047	55,000	45,045
QUALCOMM Inc 4.5% 5/20/2030	50,000	50,101
QUALCOMM Inc 4.65% 5/20/2035	145,000	142,285
QUALCOMM Inc 5% 5/20/2035	50,000	49,683
QUALCOMM Inc 6% 5/20/2053	20,000	20,580
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	49,180
Texas Instruments Inc 4.5% 5/23/2030	70,000	70,211
Texas Instruments Inc 5.05% 5/18/2063	100,000	88,296
Texas Instruments Inc 5.1% 5/23/2035	70,000	70,276
		3,953,165
Software - 0.9%
Adobe Inc 4.95% 4/4/2034	40,000	40,267
Autodesk Inc 2.4% 12/15/2031	40,000	34,471
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	39,728
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	19,447
Intuit Inc 5.5% 9/15/2053	50,000	48,391
Microsoft Corp 2.4% 8/8/2026	540,000	529,418
Microsoft Corp 2.5% 9/15/2050	110,000	66,152
Microsoft Corp 2.525% 6/1/2050	180,000	109,232
Microsoft Corp 2.921% 3/17/2052	276,000	179,419
Microsoft Corp 3.041% 3/17/2062	30,000	18,941
Microsoft Corp 3.3% 2/6/2027	350,000	345,824
Microsoft Corp 4.25% 2/6/2047	60,000	53,024
Oracle Corp 2.3% 3/25/2028	60,000	56,678
Oracle Corp 2.65% 7/15/2026	242,000	236,931
Oracle Corp 2.8% 4/1/2027	110,000	106,860
Oracle Corp 2.95% 4/1/2030	210,000	194,472
Oracle Corp 3.6% 4/1/2040	50,000	39,057
Oracle Corp 3.6% 4/1/2050	310,000	210,636
Oracle Corp 3.8% 11/15/2037	110,000	91,747
Oracle Corp 3.85% 4/1/2060	310,000	206,261
Oracle Corp 3.9% 5/15/2035	50,000	44,322
Oracle Corp 4.1% 3/25/2061	20,000	13,972
Oracle Corp 4.125% 5/15/2045	110,000	84,802
Oracle Corp 4.2% 9/27/2029	130,000	128,037
Oracle Corp 4.375% 5/15/2055	50,000	37,919
Oracle Corp 4.7% 9/27/2034	130,000	123,994
Oracle Corp 5.5% 8/3/2035	50,000	50,231
Oracle Corp 5.55% 2/6/2053	90,000	82,531
Oracle Corp 5.8% 11/10/2025	160,000	160,841
Oracle Corp 6% 8/3/2055	50,000	48,476
Oracle Corp 6.25% 11/9/2032	110,000	117,440
Roper Technologies Inc 1% 9/15/2025	30,000	29,686
Roper Technologies Inc 1.4% 9/15/2027	30,000	28,048
Roper Technologies Inc 1.75% 2/15/2031	30,000	25,428
Roper Technologies Inc 2% 6/30/2030	110,000	96,703
Roper Technologies Inc 4.9% 10/15/2034	20,000	19,405
Salesforce Inc 1.95% 7/15/2031	195,000	168,902
Salesforce Inc 2.7% 7/15/2041	50,000	34,963
Synopsys Inc 4.65% 4/1/2028	50,000	50,302
Synopsys Inc 4.85% 4/1/2030	30,000	30,289
Synopsys Inc 5% 4/1/2032	30,000	30,053
Synopsys Inc 5.15% 4/1/2035	30,000	29,652
Synopsys Inc 5.7% 4/1/2055	80,000	76,374
VMware LLC 1.4% 8/15/2026	97,000	93,396
VMware LLC 4.7% 5/15/2030	70,000	69,612
		4,302,334
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 0.55% 8/20/2025	200,000	198,158
Apple Inc 0.7% 2/8/2026	160,000	156,104
Apple Inc 1.25% 8/20/2030	270,000	232,251
Apple Inc 1.65% 2/8/2031	370,000	320,122
Apple Inc 1.65% 5/11/2030	100,000	88,366
Apple Inc 1.7% 8/5/2031	52,000	44,658
Apple Inc 2.2% 9/11/2029	360,000	332,230
Apple Inc 2.375% 2/8/2041	160,000	109,581
Apple Inc 2.8% 2/8/2061	155,000	89,764
Apple Inc 2.85% 8/5/2061	51,000	29,847
Apple Inc 2.95% 9/11/2049	90,000	58,867
Apple Inc 3% 11/13/2027	195,000	190,626
Apple Inc 3.85% 5/4/2043	177,000	144,938
Apple Inc 4% 5/10/2028	100,000	100,120
Apple Inc 4.2% 5/12/2030	210,000	209,405
Apple Inc 4.3% 5/10/2033	50,000	49,673
Apple Inc 4.375% 5/13/2045	60,000	52,086
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	218,150
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	68,159
Hewlett Packard Enterprise Co 5.6% 10/15/2054	30,000	27,998
HP Inc 6% 9/15/2041	170,000	166,452
		2,887,555
TOTAL INFORMATION TECHNOLOGY		13,328,926

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc 1.5% 10/15/2025	50,000	49,476
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	191,322
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	17,816
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	12,351
Air Products and Chemicals Inc 4.75% 2/8/2031	50,000	50,434
Albemarle Corp 4.65% 6/1/2027	50,000	49,418
Albemarle Corp 5.05% 6/1/2032	30,000	27,838
CF Industries Inc 5.15% 3/15/2034	70,000	67,930
Dow Chemical Co/The 2.1% 11/15/2030	150,000	129,834
Dow Chemical Co/The 3.6% 11/15/2050	30,000	19,601
Dow Chemical Co/The 4.25% 10/1/2034	105,000	94,216
Dow Chemical Co/The 4.375% 11/15/2042	20,000	15,725
Dow Chemical Co/The 4.8% 5/15/2049	40,000	31,623
Dow Chemical Co/The 5.55% 11/30/2048	50,000	44,545
Dow Chemical Co/The 6.9% 5/15/2053	10,000	10,430
DuPont de Nemours Inc 4.725% 11/15/2028	20,000	20,255
DuPont de Nemours Inc 5.319% 11/15/2038	6,000	6,110
DuPont de Nemours Inc 5.419% 11/15/2048	72,000	71,067
Ecolab Inc 1.3% 1/30/2031	125,000	105,033
Ecolab Inc 2.125% 2/1/2032	50,000	42,585
Ecolab Inc 2.7% 12/15/2051	25,000	14,924
Huntsman Intl LLC 4.5% 5/1/2029	30,000	28,070
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	89,196
LYB International Finance BV 4.875% 3/15/2044	20,000	16,554
LYB International Finance BV 5.25% 7/15/2043	50,000	43,362
LYB International Finance II BV 3.5% 3/2/2027	90,000	88,139
LYB International Finance III LLC 3.375% 10/1/2040	50,000	35,815
LYB International Finance III LLC 3.625% 4/1/2051	50,000	32,340
LyondellBasell Industries NV 4.625% 2/26/2055	40,000	30,225
Mosaic Co/The 4.05% 11/15/2027	70,000	69,070
Mosaic Co/The 5.625% 11/15/2043	20,000	18,813
RPM International Inc 2.95% 1/15/2032	20,000	17,396
RPM International Inc 3.75% 3/15/2027	50,000	49,209
Sherwin-Williams Co/The 2.9% 3/15/2052	20,000	11,837
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	294,440
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	44,213
Westlake Corp 3.125% 8/15/2051	70,000	41,426
		1,982,638
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	47,865
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	54,556
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	19,849
Martin Marietta Materials Inc 5.5% 12/1/2054	20,000	18,668
Vulcan Materials Co 4.7% 3/1/2048	20,000	16,868
Vulcan Materials Co 5.35% 12/1/2034	70,000	70,508
		228,314
Containers & Packaging - 0.1%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,462
International Paper Co 4.35% 8/15/2048	30,000	23,268
International Paper Co 4.4% 8/15/2047	20,000	15,604
International Paper Co 7.3% 11/15/2039	50,000	55,841
Packaging Corp of America 3% 12/15/2029	110,000	102,689
Sonoco Products Co 4.6% 9/1/2029	130,000	128,388
WestRock MWV LLC 7.95% 2/15/2031	50,000	56,999
WRKCo Inc 3% 6/15/2033	120,000	102,947
WRKCo Inc 4% 3/15/2028	100,000	98,225
WRKCo Inc 4.9% 3/15/2029	10,000	10,057
		644,480
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	78,490
Newmont Corp 2.8% 10/1/2029	70,000	65,757
Newmont Corp 5.45% 6/9/2044	50,000	47,549
		191,796
TOTAL MATERIALS		3,047,228

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	111,594
Piedmont Operating Partnership LP 9.25% 7/20/2028	70,000	77,300
Safehold GL Holdings LLC 2.8% 6/15/2031	50,000	43,928
Store Capital LLC 4.5% 3/15/2028	50,000	49,071
VICI Properties LP 5.625% 5/15/2052	55,000	49,159
WP Carey Inc 2.45% 2/1/2032	30,000	25,219
		356,271
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	61,610
Alexandria Real Estate Equities Inc 3% 5/18/2051	100,000	58,491
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	20,000	17,987
Healthpeak OP LLC 2.875% 1/15/2031	210,000	188,548
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	36,088
Ventas Realty LP 4.875% 4/15/2049	80,000	66,943
Welltower OP LLC 2.7% 2/15/2027	120,000	116,892
Welltower OP LLC 2.75% 1/15/2032	50,000	43,956
Welltower OP LLC 4.95% 9/1/2048	36,000	32,087
		622,602
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	100,000	84,646
Prologis LP 1.75% 2/1/2031	100,000	85,687
Prologis LP 4.625% 1/15/2033	50,000	48,969
Prologis LP 5% 3/15/2034	50,000	49,265
Prologis LP 5.125% 1/15/2034	50,000	50,049
Prologis LP 5.25% 3/15/2054	20,000	18,342
Prologis LP 5.25% 6/15/2053	40,000	36,587
		373,545
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	40,000	38,922
Boston Properties LP 2.9% 3/15/2030	40,000	36,206
Boston Properties LP 3.25% 1/30/2031	107,000	96,446
Boston Properties LP 5.75% 1/15/2035	30,000	29,680
COPT Defense Properties LP 2.75% 4/15/2031	40,000	34,717
Highwoods Realty LP 2.6% 2/1/2031	50,000	42,449
Kilroy Realty LP 3.05% 2/15/2030	50,000	44,256
Kilroy Realty LP 6.25% 1/15/2036	10,000	9,763
		332,439
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.95% 8/15/2034	30,000	31,006
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,610
Digital Realty Trust LP 5.55% 1/15/2028	35,000	35,835
Essex Portfolio LP 2.55% 6/15/2031	20,000	17,565
Essex Portfolio LP 2.65% 3/15/2032	70,000	60,015
Essex Portfolio LP 5.375% 4/1/2035	30,000	29,875
Extra Space Storage LP 3.9% 4/1/2029	120,000	116,455
Extra Space Storage LP 5.35% 1/15/2035	50,000	49,269
Extra Space Storage LP 5.4% 2/1/2034	10,000	9,942
Mid-America Apartments LP 4.2% 6/15/2028	75,000	74,406
Mid-America Apartments LP 5.3% 2/15/2032	30,000	30,630
		480,608
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	135,000	135,633
American Homes 4 Rent LP 4.95% 6/15/2030	60,000	59,955
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	19,959
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	89,138
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	30,420
Camden Property Trust 4.9% 1/15/2034	50,000	49,104
ERP Operating LP 4.5% 6/1/2045	20,000	16,634
ERP Operating LP 4.5% 7/1/2044	50,000	42,427
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,162
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	46,579
Sun Communities Operating LP 2.7% 7/15/2031	40,000	34,844
UDR Inc 2.1% 6/15/2033	35,000	27,607
UDR Inc 3.2% 1/15/2030	40,000	37,662
		602,124
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	50,000	50,421
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	46,853
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,497
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	8,756
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	19,943
Federal Realty OP LP 3.5% 6/1/2030	50,000	47,232
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	102,703
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	146,488
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	9,663
Kimco Realty OP LLC 4.85% 3/1/2035	50,000	48,002
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	21,399
NNN REIT Inc 3% 4/15/2052	50,000	29,952
NNN REIT Inc 5.5% 6/15/2034	20,000	20,024
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,113
Realty Income Corp 2.85% 12/15/2032	175,000	151,064
Realty Income Corp 4% 7/15/2029	60,000	58,541
Realty Income Corp 4.125% 10/15/2026	75,000	74,615
Realty Income Corp 4.9% 7/15/2033	50,000	49,092
Regency Centers LP 3.7% 6/15/2030	50,000	47,863
Regency Centers LP 5.1% 1/15/2035	30,000	29,592
Regency Centers LP 5.25% 1/15/2034	20,000	20,020
Simon Property Group LP 2.2% 2/1/2031	100,000	87,517
Simon Property Group LP 2.65% 7/15/2030	50,000	45,450
Simon Property Group LP 3.375% 12/1/2027	125,000	122,125
Simon Property Group LP 4.75% 3/15/2042	55,000	48,315
Simon Property Group LP 4.75% 9/26/2034	50,000	47,775
Simon Property Group LP 5.85% 3/8/2053	20,000	19,506
Simon Property Group LP 6.65% 1/15/2054	30,000	32,370
		1,411,891
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	40,000	39,577
American Tower Corp 2.1% 6/15/2030	60,000	52,732
American Tower Corp 3.1% 6/15/2050	60,000	37,947
American Tower Corp 3.55% 7/15/2027	100,000	97,935
American Tower Corp 3.6% 1/15/2028	110,000	107,508
American Tower Corp 3.7% 10/15/2049	10,000	7,052
American Tower Corp 5.4% 1/31/2035	30,000	30,213
American Tower Corp 5.9% 11/15/2033	70,000	72,979
Crown Castle Inc 1.35% 7/15/2025	23,000	22,899
Crown Castle Inc 2.25% 1/15/2031	145,000	124,831
Crown Castle Inc 2.9% 4/1/2041	60,000	41,818
Crown Castle Inc 3.25% 1/15/2051	47,000	29,628
Crown Castle Inc 4.15% 7/1/2050	50,000	36,904
CubeSmart LP 3% 2/15/2030	50,000	46,029
EPR Properties 4.5% 6/1/2027	50,000	49,470
EPR Properties 4.95% 4/15/2028	50,000	49,607
Public Storage Operating Co 5.1% 8/1/2033	80,000	81,124
Public Storage Operating Co 5.35% 8/1/2053	20,000	18,691
Weyerhaeuser Co 4% 11/15/2029	75,000	73,032
		1,019,976
TOTAL REAL ESTATE		5,199,456

Utilities - 0.9%
Electric Utilities - 0.6%
AEP Texas Inc 3.8% 10/1/2047	65,000	45,997
AEP Texas Inc 5.7% 5/15/2034	25,000	25,092
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	35,589
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	46,167
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	60,889
CenterPoint Energy Houston Electric LLC 4.5% 4/1/2044	50,000	42,492
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	29,726
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	92,163
Commonwealth Edison Co 3.8% 10/1/2042	125,000	97,043
Commonwealth Edison Co 4% 3/1/2048	86,000	65,596
Commonwealth Edison Co 5.3% 6/1/2034	80,000	80,801
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	15,297
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	18,326
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	80,000	53,348
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	37,471
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	32,930
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	98,196
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	37,876
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	50,369
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	49,536
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	29,080
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	105,821
Entergy Tex Inc 5.25% 4/15/2035	40,000	39,908
Entergy Tex Inc 5.8% 9/1/2053	30,000	28,929
Eversource Energy 2.55% 3/15/2031	125,000	109,698
Eversource Energy 5.45% 3/1/2028	200,000	204,396
Exelon Corp 2.75% 3/15/2027	160,000	155,268
Exelon Corp 3.4% 4/15/2026	190,000	188,006
Exelon Corp 4.1% 3/15/2052	65,000	48,343
Exelon Corp 4.45% 4/15/2046	20,000	16,061
Exelon Corp 5.125% 3/15/2031	30,000	30,394
Exelon Corp 5.3% 3/15/2033	20,000	20,226
Exelon Corp 5.45% 3/15/2034	35,000	35,393
Exelon Corp 5.875% 3/15/2055	30,000	28,972
ITC Holdings Corp 3.25% 6/30/2026	50,000	49,183
Jersey Central Power & Light Co 5.1% 1/15/2035	30,000	29,359
National Grid USA 5.803% 4/1/2035	10,000	10,018
NSTAR Electric Co 4.95% 9/15/2052	40,000	34,863
NSTAR Electric Co 5.2% 3/1/2035	40,000	39,593
Ohio Power Co 2.9% 10/1/2051	20,000	11,756
Ohio Power Co 5% 6/1/2033	50,000	48,943
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	83,000	81,910
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	18,762
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	22,042
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	40,676
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	8,633
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	79,536
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)	60,000	60,104
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	31,100
PECO Energy Co 3.9% 3/1/2048	50,000	37,825
PECO Energy Co 4.6% 5/15/2052	30,000	24,852
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	101,600
Potomac Electric Power Co 6.5% 11/15/2037	30,000	32,972
PPL Electric Utilities Corp 3% 10/1/2049	30,000	19,207
PPL Electric Utilities Corp 5% 5/15/2033	50,000	50,009
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	18,598
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	17,877
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	57,525
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	62,937
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	76,973
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	9,298
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	36,479
Tampa Electric Co 3.625% 6/15/2050	70,000	48,563
		3,216,592
Gas Utilities - 0.2%
Atmos Energy Corp 3% 6/15/2027	100,000	97,605
Atmos Energy Corp 4.125% 10/15/2044	75,000	60,788
Atmos Energy Corp 4.125% 3/15/2049	30,000	23,246
Atmos Energy Corp 5.9% 11/15/2033	100,000	105,630
ONE Gas Inc 5.1% 4/1/2029	90,000	91,810
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	70,215
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,587
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	29,620
Southern California Gas Co 2.55% 2/1/2030	90,000	81,933
Southern California Gas Co 3.75% 9/15/2042	20,000	15,066
Southern California Gas Co 4.3% 1/15/2049	20,000	15,543
Southern California Gas Co 5.05% 9/1/2034	30,000	29,580
Southern California Gas Co 5.2% 6/1/2033	50,000	49,866
Southern California Gas Co 5.6% 4/1/2054	10,000	9,368
Southwest Gas Corp 3.7% 4/1/2028	60,000	58,571
Southwest Gas Corp 4.15% 6/1/2049	20,000	14,860
Southwest Gas Corp 5.45% 3/23/2028	36,000	36,706
		799,994
Multi-Utilities - 0.1%
CMS Energy Corp 3.45% 8/15/2027	60,000	58,676
CMS Energy Corp 6.5% 6/1/2055 (b)	40,000	39,473
Consumers Energy Co 4.35% 4/15/2049	100,000	82,500
Consumers Energy Co 4.9% 2/15/2029	80,000	81,239
NiSource Inc 4.375% 5/15/2047	165,000	131,807
NiSource Inc 6.95% 11/30/2054 (b)	30,000	30,697
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	36,547
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	61,106
Sempra 3.4% 2/1/2028	26,000	25,276
Sempra 3.8% 2/1/2038	30,000	24,269
Sempra 4% 2/1/2048	86,000	62,028
Sempra 6.875% 10/1/2054 (b)	80,000	77,997
		711,615
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	50,000	43,449
American Water Capital Corp 2.95% 9/1/2027	90,000	87,309
American Water Capital Corp 3.75% 9/1/2047	80,000	59,133
American Water Capital Corp 4.3% 9/1/2045	25,000	20,560
American Water Capital Corp 6.593% 10/15/2037	64,000	70,137
		280,588
TOTAL UTILITIES		5,008,789

TOTAL UNITED STATES		116,069,914
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $157,119,129)		147,765,997

U.S. Government Agency - Mortgage Securities - 25.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.0%
Fannie Mae 2% 2/1/2052	73,205	57,991
Fannie Mae 2% 4/1/2052	97,783	77,218
Fannie Mae 3% 3/1/2050	6,532	5,636
Fannie Mae 5% 8/1/2053	89,317	86,647
Fannie Mae 5.5% 9/1/2054	198,534	196,731
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	146,207	128,406
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	94,573	69,892
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	371,810	327,238
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	162,450	142,671
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	600,061	527,001
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	157,513	116,407
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	90,747	67,064
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	191,942	169,292
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	78,693	69,112
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	84,715	62,607
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	73,146	64,240
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	83,824	61,949
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	203,325	150,263
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	91,398	67,545
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	209,209	189,904
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	91,906	83,052
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	330,244	258,518
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	106,100	83,122
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	72,991	57,184
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	208,633	162,733
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	85,447	77,215
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	861,606	672,049
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	724,438	565,059
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	841,230	765,445
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	68,035	61,481
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	3,070,732	2,405,714
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	90,126	70,720
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	523,897	408,638
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	316,078	248,515
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	243,822	192,999
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	235,118	185,669
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	282,866	255,527
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,625,349	1,272,337
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	185,516	145,514
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,487	41,087
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	365,587	284,814
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	115,073	90,368
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	155,844	140,782
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	204,705	160,117
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	94,774	73,746
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	76,084	60,344
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	491,716	444,191
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	919,781	719,438
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	735,369	574,274
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	143,536	130,874
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	117,427	92,143
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	364,971	286,387
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	54,221	42,478
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	89,587	70,297
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	16,325	12,810
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	217,005	170,416
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	17,090	16,833
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	27,580	22,810
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	323,678	265,768
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	985,681	804,093
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	272,225	222,074
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	43,984	36,225
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	24,945	20,350
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	82,701	77,312
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	82,774	76,527
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,084,964	886,964
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	387,238	316,988
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	60,470	49,840
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	33,822	31,618
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	24,811	20,520
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	48,549	39,741
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	116,868	111,350
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	229,430	208,798
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	247,029	202,832
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	342,761	283,472
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	310,975	255,920
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	273,004	225,611
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	74,843	61,078
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,495	19,166
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	226,337	199,081
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	21,075	17,416
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	142,794	131,883
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	140,069	130,154
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	79,759	65,489
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	729,436	596,423
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	11,150	10,501
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	34,596	29,142
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	59,421	49,068
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	291,586	239,417
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	318,712	282,330
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	84,231	69,450
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	728,131	600,135
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	575,218	471,406
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	49,128	45,742
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	99,814	92,406
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	17,388	14,212
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	31,722	29,536
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	132,090	110,191
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	115,418	95,670
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	361,906	295,347
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	178,889	146,604
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	142,702	116,413
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	55,552	51,724
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	40,859	38,044
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	33,452	29,801
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	181,443	149,321
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	22,687	18,720
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	224,000	182,733
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	17,876	17,493
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	59,891	57,386
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	207,476	170,745
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	265,377	219,473
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	84,065	80,213
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	45,233	40,505
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	59,201	51,802
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	453,828	391,437
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	28,585	24,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	270,076	232,060
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	9,388	8,403
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	48,215	43,162
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	238,574	206,223
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	68,301	59,765
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	74,025	63,941
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	27,938	24,298
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	21,982	19,029
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	11,857	11,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,888	16,903
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	161,985	145,086
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	34,719	30,380
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	19,620	17,592
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	237,365	202,396
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	93,505	89,221
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	34,061	32,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	26,590	25,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,693	8,671
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,308	9,895
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	400,978	345,852
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	24,927	21,687
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	44,475	38,214
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	18,680	18,031
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	8,311	8,013
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	282,516	272,458
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	23,199	22,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	18,641	17,740
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	112,568	100,722
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	107,537	96,141
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,836	14,169
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	14,472	12,596
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	56,523	48,664
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	220,418	190,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	77,783	67,357
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	73,544	63,548
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	12,382	10,722
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	28,304	27,280
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	35,029	31,347
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	295,609	264,878
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	30,852	27,527
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	153,409	137,387
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	142,812	128,134
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	31,684	27,437
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	13,255	12,775
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	447,485	419,667
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	50,416	45,139
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	437,313	375,552
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	309,498	263,709
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	27,815	26,471
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	128,436	111,261
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	347,486	296,293
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	24,527	23,388
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	67,753	60,560
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	8,953	7,781
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	295,149	258,262
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	482,003	410,918
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	18,876	18,231
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	37,606	33,635
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	587,589	515,989
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	4,135	3,594
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	527,453	453,950
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,666	10,369
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	29,667	26,558
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	66,904	59,893
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,021	11,394
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	25,528	22,337
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	22,857	19,829
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	22,629	21,862
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	49,940	46,241
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	63,913	57,689
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	137,691	122,948
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	9,300	9,028
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	58,342	52,970
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	161,514	155,534
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	118,584	107,703
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	172,415	155,840
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	196,353	176,127
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	155,148	140,233
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	11,535	11,162
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,512	3,388
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	240,205	221,902
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	157,134	145,316
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	10,469	9,502
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	66,126	59,687
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	20,396	18,321
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	11,438	11,215
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	39,802	38,701
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	10,505	10,215
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	33,226	30,136
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	163,947	145,676
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	94,108	83,532
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	46,976	41,902
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	136,377	133,544
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	172,957	159,827
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	40,864	37,815
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	29,138	26,437
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	676,109	600,759
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	8,690	8,450
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	115,266	106,600
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	28,049	25,230
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	72,884	64,693
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	337,563	311,553
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	60,447	54,636
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	121,994	108,322
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,080	1,978
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	23,597	22,411
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	724,999	664,891
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,606	4,392
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,669	3,502
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,062	1,969
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	13,324	12,590
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	15,647	14,686
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	86,696	80,721
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,329	4,956
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	56,982	52,877
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	119,326	109,582
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	49,146	46,818
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	26,709	25,352
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	15,495	14,616
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,265	18,364
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,676	25,366
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	13,183	12,433
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	17,715	16,478
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,082	12,168
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	7,713	7,174
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	80,242	77,989
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	41,901	40,135
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,829	4,606
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	23,367	22,235
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	12,016	11,327
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	27,991	26,688
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	20,966	19,808
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	10,774	10,237
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	69,643	64,909
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	43,715	40,702
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	152,243	141,464
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2054	46,281	42,451
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	470,980	444,005
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	9,593	8,941
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,626	3,457
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	17,104	16,075
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	254,576	233,868
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	235,228	216,057
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	11,902	11,672
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	15,834	15,095
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	12,149	11,312
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	16,667	15,653
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	19,642	18,325
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	7,565	7,044
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	55,745	51,903
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	74,080	68,054
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,672	5,429
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	15,381	14,446
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	16,228	15,110
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,164	2,945
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	112,711	104,661
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	53,305	49,431
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,359	18,170
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	49,773	46,342
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	23,020	21,433
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,313	4,015
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	49,495	46,037
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,786	4,585
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	127,952	122,427
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,481	10,319
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,316	8,914
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	429,332	406,467
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	91,209	86,351
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	23,231	22,228
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	23,595	22,561
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	94,258	90,041
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	89,443	84,652
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	21,274	21,214
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,196	4,014
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	10,513	10,059
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	773,820	730,432
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	94,290	89,003
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	42,049	40,259
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	26,342	25,229
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	15,822	15,564
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	25,264	24,205
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,522	10,046
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	35,078	33,552
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	31,656	30,249
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	88,381	83,957
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	6,072	5,956
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	25,956	24,835
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	97,369	94,300
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	92,965	93,732
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	8,819	8,679
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	328,752	319,981
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	92,782	89,951
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	92,631	89,863
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	99,827	96,680
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	148,020	146,094
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	11,656	11,504
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	109,205	107,784
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	15,344	15,102
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	34,020	33,578
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	997,655	966,205
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,313	2,282
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	136,932	133,064
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	31,516	31,636
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	81,931	82,346
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	163,117	158,344
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	9,619	9,475
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	14,669	14,511
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053 (f)	250,148	244,881
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,652	2,623
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	84,087	81,785
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	22,620	22,945
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,700	18,925
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	394,955	391,677
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	340,298	340,504
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	185,913	184,457
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	225,000	222,886
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	166,482	165,439
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	197,545	195,813
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	190,977	189,261
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	272,793	270,434
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	161,559	161,455
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	148,527	147,410
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	119,820	118,769
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	357,736	356,164
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	293,576	291,644
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	33,947	33,648
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	293,675	297,327
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	163,110	166,005
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	125,205	127,818
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	44,488	44,968
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	178,147	180,014
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,824,860	1,843,990
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	161,681	163,358
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	156,995	160,834
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	148,394	152,935
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	388,582	399,246
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	50,304	51,685
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2044	122,635	126,167
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	131,749	135,448
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	90,746	93,328
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	22,022	22,613
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	74,713	76,752
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	644,462	673,733
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	25,998	27,256
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	24,576	25,698
Freddie Mac Gold Pool 1.5% 10/1/2041	98,635	80,696
Freddie Mac Gold Pool 1.5% 10/1/2051	425,331	314,332
Freddie Mac Gold Pool 1.5% 10/1/2051	126,007	93,123
Freddie Mac Gold Pool 1.5% 11/1/2051	370,539	273,839
Freddie Mac Gold Pool 1.5% 12/1/2036	136,998	120,746
Freddie Mac Gold Pool 1.5% 2/1/2051	89,599	66,272
Freddie Mac Gold Pool 1.5% 3/1/2037	72,478	63,653
Freddie Mac Gold Pool 1.5% 3/1/2052	44,518	32,900
Freddie Mac Gold Pool 1.5% 6/1/2051	91,783	68,547
Freddie Mac Gold Pool 1.5% 7/1/2036	590,857	519,472
Freddie Mac Gold Pool 1.5% 7/1/2041	253,628	208,162
Freddie Mac Gold Pool 1.5% 7/1/2051	633,134	467,904
Freddie Mac Gold Pool 1.5% 7/1/2051	83,496	61,706
Freddie Mac Gold Pool 2% 1/1/2037	174,965	158,711
Freddie Mac Gold Pool 2% 1/1/2051	166,674	130,734
Freddie Mac Gold Pool 2% 1/1/2051	115,592	90,487
Freddie Mac Gold Pool 2% 1/1/2051	17,910	14,020
Freddie Mac Gold Pool 2% 1/1/2052	989,596	770,953
Freddie Mac Gold Pool 2% 1/1/2052	28,180	22,315
Freddie Mac Gold Pool 2% 10/1/2036	131,873	119,168
Freddie Mac Gold Pool 2% 10/1/2051	160,197	124,953
Freddie Mac Gold Pool 2% 11/1/2050	586,168	459,223
Freddie Mac Gold Pool 2% 11/1/2050	28,618	22,689
Freddie Mac Gold Pool 2% 11/1/2051	365,167	284,829
Freddie Mac Gold Pool 2% 11/1/2051	246,723	192,829
Freddie Mac Gold Pool 2% 11/1/2051	241,560	188,793
Freddie Mac Gold Pool 2% 12/1/2036	264,387	238,916
Freddie Mac Gold Pool 2% 12/1/2036	61,662	56,011
Freddie Mac Gold Pool 2% 12/1/2050	249,362	194,033
Freddie Mac Gold Pool 2% 12/1/2051	321,221	253,663
Freddie Mac Gold Pool 2% 12/1/2051	110,279	87,292
Freddie Mac Gold Pool 2% 2/1/2036	213,303	193,154
Freddie Mac Gold Pool 2% 3/1/2037	128,927	116,446
Freddie Mac Gold Pool 2% 3/1/2052	239,882	189,431
Freddie Mac Gold Pool 2% 3/1/2052	75,826	59,547
Freddie Mac Gold Pool 2% 3/1/2052	63,931	49,806
Freddie Mac Gold Pool 2% 4/1/2036	172,470	156,070
Freddie Mac Gold Pool 2% 4/1/2037	212,962	192,712
Freddie Mac Gold Pool 2% 4/1/2042	611,681	519,731
Freddie Mac Gold Pool 2% 4/1/2052	168,394	132,241
Freddie Mac Gold Pool 2% 4/1/2052	90,294	70,965
Freddie Mac Gold Pool 2% 5/1/2051	1,875,255	1,466,793
Freddie Mac Gold Pool 2% 5/1/2051	18,174	14,403
Freddie Mac Gold Pool 2% 5/1/2052	875,131	681,505
Freddie Mac Gold Pool 2% 5/1/2052	251,077	198,271
Freddie Mac Gold Pool 2% 6/1/2052	292,753	228,346
Freddie Mac Gold Pool 2% 7/1/2050	468,818	367,873
Freddie Mac Gold Pool 2% 7/1/2051	219,725	172,621
Freddie Mac Gold Pool 2% 7/1/2051	106,440	84,652
Freddie Mac Gold Pool 2% 8/1/2037	433,904	391,966
Freddie Mac Gold Pool 2% 8/1/2050	278,193	218,293
Freddie Mac Gold Pool 2% 8/1/2051	315,289	246,220
Freddie Mac Gold Pool 2% 8/1/2051	21,213	16,619
Freddie Mac Gold Pool 2% 9/1/2041	756,902	639,033
Freddie Mac Gold Pool 2% 9/1/2050	267,457	209,869
Freddie Mac Gold Pool 2.5% 10/1/2050	309,688	254,861
Freddie Mac Gold Pool 2.5% 10/1/2050	298,145	247,598
Freddie Mac Gold Pool 2.5% 10/1/2051	989,820	807,470
Freddie Mac Gold Pool 2.5% 10/1/2051	737,058	603,346
Freddie Mac Gold Pool 2.5% 10/1/2051	268,496	219,032
Freddie Mac Gold Pool 2.5% 10/1/2051	24,071	19,637
Freddie Mac Gold Pool 2.5% 11/1/2046	13,463	11,340
Freddie Mac Gold Pool 2.5% 11/1/2050	149,085	123,577
Freddie Mac Gold Pool 2.5% 11/1/2051	295,000	241,483
Freddie Mac Gold Pool 2.5% 12/1/2049	29,300	24,232
Freddie Mac Gold Pool 2.5% 12/1/2051	269,322	221,641
Freddie Mac Gold Pool 2.5% 2/1/2052	803,775	657,206
Freddie Mac Gold Pool 2.5% 3/1/2033	18,439	17,571
Freddie Mac Gold Pool 2.5% 3/1/2052	505,718	413,500
Freddie Mac Gold Pool 2.5% 4/1/2042	146,796	127,913
Freddie Mac Gold Pool 2.5% 4/1/2052	459,121	375,830
Freddie Mac Gold Pool 2.5% 5/1/2051	651,883	534,234
Freddie Mac Gold Pool 2.5% 6/1/2050	81,544	67,235
Freddie Mac Gold Pool 2.5% 7/1/2050	159,505	131,267
Freddie Mac Gold Pool 2.5% 7/1/2051	702,656	575,185
Freddie Mac Gold Pool 2.5% 7/1/2051	413,518	338,888
Freddie Mac Gold Pool 2.5% 7/1/2052	216,912	176,951
Freddie Mac Gold Pool 2.5% 8/1/2035	75,524	70,319
Freddie Mac Gold Pool 2.5% 8/1/2051	661,796	541,737
Freddie Mac Gold Pool 2.5% 8/1/2051	142,222	116,021
Freddie Mac Gold Pool 2.5% 9/1/2035	71,283	66,371
Freddie Mac Gold Pool 2.5% 9/1/2050	497,916	409,766
Freddie Mac Gold Pool 2.5% 9/1/2051	205,571	168,278
Freddie Mac Gold Pool 3% 1/1/2033	49,337	47,582
Freddie Mac Gold Pool 3% 10/1/2043	77,319	69,517
Freddie Mac Gold Pool 3% 11/1/2026	7,454	7,363
Freddie Mac Gold Pool 3% 11/1/2049	111,702	96,346
Freddie Mac Gold Pool 3% 12/1/2034	29,074	27,670
Freddie Mac Gold Pool 3% 3/1/2045	15,808	14,009
Freddie Mac Gold Pool 3% 3/1/2052	49,601	42,332
Freddie Mac Gold Pool 3% 4/1/2045	20,752	18,376
Freddie Mac Gold Pool 3% 4/1/2049	98,032	84,922
Freddie Mac Gold Pool 3% 4/1/2050	41,746	36,150
Freddie Mac Gold Pool 3% 4/1/2051	436,097	374,916
Freddie Mac Gold Pool 3% 4/1/2052	286,313	244,357
Freddie Mac Gold Pool 3% 5/1/2029	22,182	21,819
Freddie Mac Gold Pool 3% 5/1/2052	323,456	275,551
Freddie Mac Gold Pool 3% 7/1/2038	256,243	241,621
Freddie Mac Gold Pool 3% 7/1/2045	5,606	4,929
Freddie Mac Gold Pool 3% 8/1/2049	134,963	116,703
Freddie Mac Gold Pool 3% 8/1/2052	1,021,655	883,594
Freddie Mac Gold Pool 3% 9/1/2034	1,432	1,364
Freddie Mac Gold Pool 3% 9/1/2051	275,683	235,241
Freddie Mac Gold Pool 3.5% 1/1/2050	212,370	190,427
Freddie Mac Gold Pool 3.5% 12/1/2033	18,499	17,959
Freddie Mac Gold Pool 3.5% 2/1/2034	10,660	10,332
Freddie Mac Gold Pool 3.5% 2/1/2043	21,144	19,580
Freddie Mac Gold Pool 3.5% 2/1/2047	159,496	144,462
Freddie Mac Gold Pool 3.5% 2/1/2048	82,976	74,994
Freddie Mac Gold Pool 3.5% 2/1/2048	6,857	6,198
Freddie Mac Gold Pool 3.5% 3/1/2048	58,771	53,192
Freddie Mac Gold Pool 3.5% 3/1/2050	239,452	217,405
Freddie Mac Gold Pool 3.5% 3/1/2051	224,250	200,520
Freddie Mac Gold Pool 3.5% 4/1/2052	553,933	491,680
Freddie Mac Gold Pool 3.5% 4/1/2052	49,698	44,112
Freddie Mac Gold Pool 3.5% 6/1/2034	18,617	18,015
Freddie Mac Gold Pool 3.5% 7/1/2046	128,168	117,129
Freddie Mac Gold Pool 3.5% 7/1/2049	80,086	71,912
Freddie Mac Gold Pool 3.5% 8/1/2046	72,211	65,582
Freddie Mac Gold Pool 3.5% 8/1/2052	427,615	379,959
Freddie Mac Gold Pool 3.5% 9/1/2033	18,206	17,702
Freddie Mac Gold Pool 3.5% 9/1/2042	30,278	28,022
Freddie Mac Gold Pool 3.5% 9/1/2052	939,869	834,243
Freddie Mac Gold Pool 3.5% 9/1/2052	129,668	115,177
Freddie Mac Gold Pool 4% 1/1/2041	25,232	24,111
Freddie Mac Gold Pool 4% 1/1/2041	12,358	11,809
Freddie Mac Gold Pool 4% 1/1/2044	14,863	14,039
Freddie Mac Gold Pool 4% 1/1/2047	80,276	75,445
Freddie Mac Gold Pool 4% 10/1/2034	14,352	14,062
Freddie Mac Gold Pool 4% 10/1/2042	5,338	5,070
Freddie Mac Gold Pool 4% 10/1/2048	150,006	139,386
Freddie Mac Gold Pool 4% 10/1/2050	132,696	122,762
Freddie Mac Gold Pool 4% 10/1/2051	96,581	89,177
Freddie Mac Gold Pool 4% 10/1/2052	90,619	83,559
Freddie Mac Gold Pool 4% 11/1/2036	28,516	27,528
Freddie Mac Gold Pool 4% 11/1/2037	68,231	66,315
Freddie Mac Gold Pool 4% 11/1/2048	4,207	3,917
Freddie Mac Gold Pool 4% 12/1/2040	13,432	12,838
Freddie Mac Gold Pool 4% 12/1/2049	82,831	76,838
Freddie Mac Gold Pool 4% 2/1/2034	19,814	19,412
Freddie Mac Gold Pool 4% 2/1/2041	16,192	15,480
Freddie Mac Gold Pool 4% 2/1/2041	4,420	4,216
Freddie Mac Gold Pool 4% 2/1/2043	21,731	20,566
Freddie Mac Gold Pool 4% 4/1/2042	9,780	9,342
Freddie Mac Gold Pool 4% 4/1/2049	152,160	142,386
Freddie Mac Gold Pool 4% 5/1/2045	4,656	4,425
Freddie Mac Gold Pool 4% 5/1/2048	8,213	7,657
Freddie Mac Gold Pool 4% 6/1/2047	406,498	377,349
Freddie Mac Gold Pool 4% 6/1/2055	125,000	114,637
Freddie Mac Gold Pool 4% 7/1/2042	4,438	4,240
Freddie Mac Gold Pool 4% 7/1/2045	20,818	19,858
Freddie Mac Gold Pool 4% 7/1/2049	46,843	43,497
Freddie Mac Gold Pool 4% 7/1/2052	660,644	606,903
Freddie Mac Gold Pool 4% 7/1/2052	37,357	34,318
Freddie Mac Gold Pool 4% 8/1/2038	98,172	95,109
Freddie Mac Gold Pool 4% 8/1/2049	69,513	64,549
Freddie Mac Gold Pool 4% 9/1/2040	4,126	3,944
Freddie Mac Gold Pool 4% 9/1/2045	35,335	33,119
Freddie Mac Gold Pool 4% 9/1/2048	140,813	131,279
Freddie Mac Gold Pool 4% 9/1/2048	70,437	65,582
Freddie Mac Gold Pool 4% 9/1/2048	48,063	44,751
Freddie Mac Gold Pool 4.5% 1/1/2049	8,767	8,389
Freddie Mac Gold Pool 4.5% 1/1/2050	47,038	44,963
Freddie Mac Gold Pool 4.5% 10/1/2048	23,914	22,882
Freddie Mac Gold Pool 4.5% 10/1/2052	386,034	365,475
Freddie Mac Gold Pool 4.5% 11/1/2040	313,350	308,210
Freddie Mac Gold Pool 4.5% 11/1/2049	45,345	43,359
Freddie Mac Gold Pool 4.5% 12/1/2048	15,455	14,788
Freddie Mac Gold Pool 4.5% 2/1/2053	85,898	81,511
Freddie Mac Gold Pool 4.5% 3/1/2049	48,111	46,034
Freddie Mac Gold Pool 4.5% 4/1/2050	63,946	61,125
Freddie Mac Gold Pool 4.5% 4/1/2053	87,297	82,593
Freddie Mac Gold Pool 4.5% 5/1/2049	11,011	10,532
Freddie Mac Gold Pool 4.5% 7/1/2041	27,747	27,255
Freddie Mac Gold Pool 4.5% 7/1/2048	32,891	31,481
Freddie Mac Gold Pool 4.5% 8/1/2048	86,704	83,014
Freddie Mac Gold Pool 4.5% 8/1/2048	56,757	54,324
Freddie Mac Gold Pool 4.5% 8/1/2052	412,555	390,745
Freddie Mac Gold Pool 4.5% 8/1/2053	170,541	161,085
Freddie Mac Gold Pool 4.5% 9/1/2048	9,042	8,665
Freddie Mac Gold Pool 4.5% 9/1/2052	92,829	87,885
Freddie Mac Gold Pool 4.5% 9/1/2054	149,653	141,250
Freddie Mac Gold Pool 5% 10/1/2053	98,914	95,998
Freddie Mac Gold Pool 5% 11/1/2052	92,978	90,498
Freddie Mac Gold Pool 5% 11/1/2054	652,013	631,459
Freddie Mac Gold Pool 5% 12/1/2048	25,440	25,110
Freddie Mac Gold Pool 5% 12/1/2052	173,221	169,033
Freddie Mac Gold Pool 5% 12/1/2053 (f)	249,819	245,086
Freddie Mac Gold Pool 5% 12/1/2053	97,915	94,928
Freddie Mac Gold Pool 5% 12/1/2054	298,125	288,727
Freddie Mac Gold Pool 5% 2/1/2049	5,202	5,141
Freddie Mac Gold Pool 5% 4/1/2039	76,912	76,967
Freddie Mac Gold Pool 5% 4/1/2040	249,185	249,717
Freddie Mac Gold Pool 5% 4/1/2053	349,927	339,825
Freddie Mac Gold Pool 5% 4/1/2053	171,471	167,378
Freddie Mac Gold Pool 5% 4/1/2053	91,029	88,266
Freddie Mac Gold Pool 5% 5/1/2050	15,373	15,125
Freddie Mac Gold Pool 5% 6/1/2053	179,764	174,701
Freddie Mac Gold Pool 5% 6/1/2053	87,541	84,980
Freddie Mac Gold Pool 5% 7/1/2054	95,969	92,951
Freddie Mac Gold Pool 5% 8/1/2052	138,387	134,426
Freddie Mac Gold Pool 5% 9/1/2052	243,567	236,421
Freddie Mac Gold Pool 5.5% 1/1/2040	218,935	222,042
Freddie Mac Gold Pool 5.5% 1/1/2053	58,281	57,886
Freddie Mac Gold Pool 5.5% 10/1/2054	197,992	197,802
Freddie Mac Gold Pool 5.5% 11/1/2053	438,355	434,921
Freddie Mac Gold Pool 5.5% 11/1/2054	270,022	267,486
Freddie Mac Gold Pool 5.5% 11/1/2054	146,579	146,896
Freddie Mac Gold Pool 5.5% 12/1/2052	185,515	184,700
Freddie Mac Gold Pool 5.5% 12/1/2054	200,980	199,092
Freddie Mac Gold Pool 5.5% 3/1/2053	326,811	324,966
Freddie Mac Gold Pool 5.5% 4/1/2053	170,249	169,181
Freddie Mac Gold Pool 5.5% 4/1/2054	176,444	174,952
Freddie Mac Gold Pool 5.5% 4/1/2055	223,709	221,677
Freddie Mac Gold Pool 5.5% 6/1/2049	38,468	39,021
Freddie Mac Gold Pool 5.5% 6/1/2054	98,536	97,666
Freddie Mac Gold Pool 5.5% 7/1/2053	270,656	268,620
Freddie Mac Gold Pool 5.5% 7/1/2054	538,278	536,753
Freddie Mac Gold Pool 5.5% 8/1/2053	97,759	97,024
Freddie Mac Gold Pool 5.5% 8/1/2053	88,027	87,365
Freddie Mac Gold Pool 5.5% 9/1/2053	160,589	160,837
Freddie Mac Gold Pool 6% 1/1/2053	243,232	246,484
Freddie Mac Gold Pool 6% 1/1/2053	160,745	162,895
Freddie Mac Gold Pool 6% 12/1/2052	468,333	475,767
Freddie Mac Gold Pool 6% 12/1/2053	184,168	187,856
Freddie Mac Gold Pool 6% 12/1/2053	159,584	161,469
Freddie Mac Gold Pool 6% 4/1/2054	336,090	343,946
Freddie Mac Gold Pool 6% 5/1/2054	454,733	465,788
Freddie Mac Gold Pool 6% 5/1/2054	181,695	183,600
Freddie Mac Gold Pool 6% 6/1/2053	158,205	160,222
Freddie Mac Gold Pool 6% 6/1/2054	94,778	95,761
Freddie Mac Gold Pool 6% 8/1/2054	539,830	545,321
Freddie Mac Gold Pool 6% 9/1/2054	157,218	158,817
Freddie Mac Gold Pool 6.5% 12/1/2053	98,251	101,814
Freddie Mac Gold Pool 6.5% 2/1/2054	544,867	559,600
Freddie Mac Gold Pool 6.5% 2/1/2054	188,596	195,319
Freddie Mac Gold Pool 6.5% 6/1/2054	196,061	203,785
Freddie Mac Gold Pool 6.5% 6/1/2054	97,515	101,577
Freddie Mac Gold Pool 6.5% 8/1/2053	72,558	74,595
Freddie Mac Gold Pool 6.5% 9/1/2053	446,219	458,744
Freddie Mac Gold Pool 6.5% 9/1/2054	115,574	120,462
Freddie Mac Gold Pool 7% 1/1/2054	28,645	30,057
Freddie Mac Non Gold Pool 5.5% 1/1/2055	174,744	173,266
Freddie Mac Non Gold Pool 5.5% 4/1/2054	121,697	120,782
Freddie Mac Non Gold Pool 5.5% 8/1/2054	23,126	22,923
Freddie Mac Non Gold Pool 6% 1/1/2055	722,864	730,577
Freddie Mac Non Gold Pool 6.5% 8/1/2053	494,174	508,354
Ginnie Mae I Pool 2.5% 7/20/2052	88,113	73,921
Ginnie Mae I Pool 3% 10/20/2042	48,903	44,285
Ginnie Mae I Pool 3% 7/20/2052	238,807	209,332
Ginnie Mae I Pool 3% 9/20/2052	85,538	75,007
Ginnie Mae I Pool 3.5% 10/20/2052	256,193	228,809
Ginnie Mae I Pool 3.5% 10/20/2054	49,183	43,791
Ginnie Mae I Pool 3.5% 11/20/2052	171,911	153,522
Ginnie Mae I Pool 3.5% 12/20/2052	180,972	161,629
Ginnie Mae I Pool 3.5% 7/20/2052	324,252	290,202
Ginnie Mae I Pool 4% 1/20/2053	169,189	155,717
Ginnie Mae I Pool 4% 10/20/2052	341,140	314,961
Ginnie Mae I Pool 4% 12/20/2052	44,451	40,911
Ginnie Mae I Pool 4% 3/20/2047	46,986	43,791
Ginnie Mae I Pool 4% 6/20/2053	88,467	81,402
Ginnie Mae I Pool 4% 7/20/2052	163,560	150,599
Ginnie Mae I Pool 4% 8/20/2052	164,707	151,759
Ginnie Mae I Pool 4.5% 10/20/2052	332,407	316,608
Ginnie Mae I Pool 4.5% 10/20/2054	123,412	116,611
Ginnie Mae I Pool 4.5% 2/20/2053	85,297	81,110
Ginnie Mae I Pool 4.5% 4/20/2053	90,644	85,932
Ginnie Mae I Pool 4.5% 7/20/2052	161,022	153,369
Ginnie Mae I Pool 4.5% 8/20/2052	80,986	77,137
Ginnie Mae I Pool 5% 10/20/2052	246,567	240,407
Ginnie Mae I Pool 5% 10/20/2054	395,554	384,004
Ginnie Mae I Pool 5% 12/20/2052	81,684	79,643
Ginnie Mae I Pool 5% 4/20/2053	255,285	248,907
Ginnie Mae I Pool 5% 9/20/2052	239,267	233,439
Ginnie Mae I Pool 5.5% 1/20/2053	73,602	73,489
Ginnie Mae I Pool 5.5% 10/20/2054	148,449	147,513
Ginnie Mae I Pool 5.5% 12/20/2052	221,721	221,448
Ginnie Mae I Pool 5.5% 2/20/2053	75,497	75,380
Ginnie Mae I Pool 5.5% 4/20/2053	40,124	40,024
Ginnie Mae I Pool 5.5% 5/20/2053	165,695	165,336
Ginnie Mae I Pool 5.5% 6/20/2053	205,010	204,501
Ginnie Mae I Pool 6% 12/20/2052	245,987	249,583
Ginnie Mae I Pool 6% 4/20/2053	65,840	66,803
Ginnie Mae I Pool 6.5% 12/20/2052	45,308	46,466
Ginnie Mae II Pool 1.5% 5/20/2051	36,802	28,276
Ginnie Mae II Pool 2% 1/20/2051	771,000	619,711
Ginnie Mae II Pool 2% 1/20/2052	54,860	44,095
Ginnie Mae II Pool 2% 11/20/2051	529,182	425,508
Ginnie Mae II Pool 2% 12/20/2050	1,515,920	1,218,458
Ginnie Mae II Pool 2% 12/20/2051	76,635	61,597
Ginnie Mae II Pool 2% 2/20/2051	552,018	443,698
Ginnie Mae II Pool 2% 2/20/2052	94,673	76,096
Ginnie Mae II Pool 2% 3/20/2051	884,064	710,588
Ginnie Mae II Pool 2% 3/20/2052	72,751	58,498
Ginnie Mae II Pool 2% 4/20/2051	494,825	397,727
Ginnie Mae II Pool 2% 6/1/2055 (f)	175,000	140,600
Ginnie Mae II Pool 2% 6/20/2051	320,207	257,574
Ginnie Mae II Pool 2% 7/20/2051	105,848	85,144
Ginnie Mae II Pool 2% 9/20/2050	99,208	79,803
Ginnie Mae II Pool 2.5% 1/20/2051	110,338	92,583
Ginnie Mae II Pool 2.5% 10/20/2050	377,721	316,940
Ginnie Mae II Pool 2.5% 11/20/2050	168,861	141,689
Ginnie Mae II Pool 2.5% 11/20/2051	540,865	453,494
Ginnie Mae II Pool 2.5% 12/20/2049	81,982	69,046
Ginnie Mae II Pool 2.5% 12/20/2050	151,307	126,960
Ginnie Mae II Pool 2.5% 12/20/2051	87,726	73,555
Ginnie Mae II Pool 2.5% 2/20/2051	158,510	133,004
Ginnie Mae II Pool 2.5% 2/20/2052	472,806	396,651
Ginnie Mae II Pool 2.5% 3/20/2050	50,002	41,988
Ginnie Mae II Pool 2.5% 3/20/2051	58,917	49,436
Ginnie Mae II Pool 2.5% 4/20/2052	79,242	66,454
Ginnie Mae II Pool 2.5% 5/20/2050	126,412	106,150
Ginnie Mae II Pool 2.5% 5/20/2051	454,265	381,167
Ginnie Mae II Pool 2.5% 5/20/2052	377,619	316,796
Ginnie Mae II Pool 2.5% 6/1/2055 (f)	100,000	83,803
Ginnie Mae II Pool 2.5% 6/20/2051	145,458	122,007
Ginnie Mae II Pool 2.5% 7/20/2051	1,210,269	1,014,763
Ginnie Mae II Pool 2.5% 8/20/2050	168,637	141,466
Ginnie Mae II Pool 2.5% 8/20/2051	382,605	320,919
Ginnie Mae II Pool 2.5% 9/20/2050	385,086	323,120
Ginnie Mae II Pool 2.5% 9/20/2051	145,162	121,713
Ginnie Mae II Pool 3% 1/20/2043	3,041	2,750
Ginnie Mae II Pool 3% 1/20/2050	235,198	205,893
Ginnie Mae II Pool 3% 10/20/2050	240,800	210,420
Ginnie Mae II Pool 3% 11/20/2047	16,572	14,600
Ginnie Mae II Pool 3% 11/20/2049	62,201	54,344
Ginnie Mae II Pool 3% 11/20/2051	43,514	37,970
Ginnie Mae II Pool 3% 11/20/2053	81,979	71,969
Ginnie Mae II Pool 3% 11/20/2054	99,299	86,539
Ginnie Mae II Pool 3% 12/20/2047	99,334	87,454
Ginnie Mae II Pool 3% 12/20/2049	78,214	68,469
Ginnie Mae II Pool 3% 12/20/2051	49,485	43,180
Ginnie Mae II Pool 3% 12/20/2054	97,845	85,271
Ginnie Mae II Pool 3% 2/20/2046	66,834	59,154
Ginnie Mae II Pool 3% 2/20/2050	77,448	67,701
Ginnie Mae II Pool 3% 2/20/2051	184,927	161,597
Ginnie Mae II Pool 3% 3/20/2043	3,117	2,818
Ginnie Mae II Pool 3% 3/20/2048	32,115	28,274
Ginnie Mae II Pool 3% 3/20/2052	270,827	236,236
Ginnie Mae II Pool 3% 4/20/2048	37,726	33,214
Ginnie Mae II Pool 3% 4/20/2050	160,944	140,740
Ginnie Mae II Pool 3% 4/20/2051	31,729	27,697
Ginnie Mae II Pool 3% 4/20/2052	242,660	211,591
Ginnie Mae II Pool 3% 5/20/2052	545,007	475,397
Ginnie Mae II Pool 3% 6/1/2055 (f)	50,000	43,575
Ginnie Mae II Pool 3% 6/20/2050	87,803	76,725
Ginnie Mae II Pool 3% 6/20/2052	379,474	331,006
Ginnie Mae II Pool 3% 7/20/2042	4,140	3,752
Ginnie Mae II Pool 3% 7/20/2046	30,186	26,699
Ginnie Mae II Pool 3% 7/20/2049	54,308	47,711
Ginnie Mae II Pool 3% 7/20/2050	50,841	44,427
Ginnie Mae II Pool 3% 8/20/2043	3,380	3,048
Ginnie Mae II Pool 3% 8/20/2046	151,075	133,621
Ginnie Mae II Pool 3% 8/20/2050	54,033	47,216
Ginnie Mae II Pool 3% 8/20/2051	117,876	102,820
Ginnie Mae II Pool 3.5% 1/20/2048	51,788	46,689
Ginnie Mae II Pool 3.5% 1/20/2050	212,843	191,356
Ginnie Mae II Pool 3.5% 1/20/2055	248,162	220,880
Ginnie Mae II Pool 3.5% 10/20/2048	12,385	11,151
Ginnie Mae II Pool 3.5% 12/20/2049	29,249	26,296
Ginnie Mae II Pool 3.5% 12/20/2054	173,470	154,399
Ginnie Mae II Pool 3.5% 2/20/2046	103,184	93,606
Ginnie Mae II Pool 3.5% 2/20/2049	83,277	75,079
Ginnie Mae II Pool 3.5% 2/20/2051	199,858	179,558
Ginnie Mae II Pool 3.5% 3/20/2048	52,439	47,277
Ginnie Mae II Pool 3.5% 3/20/2049	66,138	59,523
Ginnie Mae II Pool 3.5% 3/20/2050	234,592	210,910
Ginnie Mae II Pool 3.5% 3/20/2051	200,996	180,580
Ginnie Mae II Pool 3.5% 4/20/2046	78,295	70,905
Ginnie Mae II Pool 3.5% 4/20/2049	11,290	10,161
Ginnie Mae II Pool 3.5% 5/20/2046	37,600	34,051
Ginnie Mae II Pool 3.5% 5/20/2051	29,775	26,704
Ginnie Mae II Pool 3.5% 5/20/2052	159,180	142,215
Ginnie Mae II Pool 3.5% 5/20/2054	92,957	83,036
Ginnie Mae II Pool 3.5% 6/1/2055 (f)	225,000	200,270
Ginnie Mae II Pool 3.5% 7/1/2055 (f)	100,000	88,974
Ginnie Mae II Pool 3.5% 7/20/2049	19,679	17,705
Ginnie Mae II Pool 3.5% 8/20/2049	6,967	6,268
Ginnie Mae II Pool 3.5% 9/20/2049	13,578	12,207
Ginnie Mae II Pool 4% 1/20/2049	29,006	26,916
Ginnie Mae II Pool 4% 1/20/2055	74,452	68,238
Ginnie Mae II Pool 4% 10/20/2048	21,179	19,686
Ginnie Mae II Pool 4% 10/20/2049	28,365	26,294
Ginnie Mae II Pool 4% 11/20/2049	32,229	29,856
Ginnie Mae II Pool 4% 12/20/2047	13,598	12,665
Ginnie Mae II Pool 4% 12/20/2049	40,046	37,123
Ginnie Mae II Pool 4% 12/20/2050	40,291	37,300
Ginnie Mae II Pool 4% 12/20/2054	24,900	22,821
Ginnie Mae II Pool 4% 2/20/2050	50,832	47,122
Ginnie Mae II Pool 4% 3/20/2050	170,145	157,726
Ginnie Mae II Pool 4% 4/20/2047	17,925	16,707
Ginnie Mae II Pool 4% 4/20/2049	19,071	17,679
Ginnie Mae II Pool 4% 4/20/2050	22,770	21,080
Ginnie Mae II Pool 4% 5/20/2048	37,936	35,297
Ginnie Mae II Pool 4% 5/20/2050	25,278	23,433
Ginnie Mae II Pool 4% 5/20/2054	219,617	201,717
Ginnie Mae II Pool 4% 6/20/2048	10,154	9,439
Ginnie Mae II Pool 4% 6/20/2051	55,461	51,175
Ginnie Mae II Pool 4% 8/20/2048	41,632	38,697
Ginnie Mae II Pool 4% 8/20/2054	146,696	134,545
Ginnie Mae II Pool 4.5% 1/20/2049	86,820	83,338
Ginnie Mae II Pool 4.5% 1/20/2055	272,630	257,436
Ginnie Mae II Pool 4.5% 10/20/2053	93,809	88,646
Ginnie Mae II Pool 4.5% 11/20/2048	17,074	16,410
Ginnie Mae II Pool 4.5% 11/20/2054	98,831	93,323
Ginnie Mae II Pool 4.5% 12/20/2049	13,221	12,691
Ginnie Mae II Pool 4.5% 12/20/2050	54,666	52,474
Ginnie Mae II Pool 4.5% 12/20/2053	95,383	90,104
Ginnie Mae II Pool 4.5% 2/20/2049	8,780	8,428
Ginnie Mae II Pool 4.5% 2/20/2050	72,652	69,738
Ginnie Mae II Pool 4.5% 2/20/2055	99,401	93,862
Ginnie Mae II Pool 4.5% 3/20/2055	74,864	70,691
Ginnie Mae II Pool 4.5% 4/20/2049	10,547	10,124
Ginnie Mae II Pool 4.5% 4/20/2050	22,059	21,154
Ginnie Mae II Pool 4.5% 4/20/2051	53,416	51,390
Ginnie Mae II Pool 4.5% 5/20/2049	16,283	15,630
Ginnie Mae II Pool 4.5% 5/20/2054	97,253	91,840
Ginnie Mae II Pool 4.5% 6/20/2054	170,841	161,320
Ginnie Mae II Pool 4.5% 7/20/2053	90,625	85,879
Ginnie Mae II Pool 4.5% 8/20/2048	43,242	41,629
Ginnie Mae II Pool 4.5% 9/20/2049	16,592	15,948
Ginnie Mae II Pool 5% 1/20/2055	223,030	216,500
Ginnie Mae II Pool 5% 10/20/2048	8,103	7,989
Ginnie Mae II Pool 5% 11/20/2049	26,306	26,017
Ginnie Mae II Pool 5% 11/20/2053	92,271	89,872
Ginnie Mae II Pool 5% 11/20/2054	296,609	287,948
Ginnie Mae II Pool 5% 12/20/2047	12,940	12,878
Ginnie Mae II Pool 5% 12/20/2054	148,727	144,372
Ginnie Mae II Pool 5% 2/20/2055	173,988	168,894
Ginnie Mae II Pool 5% 3/20/2049	8,341	8,223
Ginnie Mae II Pool 5% 3/20/2050	16,928	16,805
Ginnie Mae II Pool 5% 4/20/2055	149,780	145,395
Ginnie Mae II Pool 5% 5/20/2054	95,701	92,973
Ginnie Mae II Pool 5% 6/1/2055 (f)	175,000	169,808
Ginnie Mae II Pool 5% 6/20/2048	26,797	26,477
Ginnie Mae II Pool 5% 6/20/2054	96,507	93,757
Ginnie Mae II Pool 5% 7/20/2048	7,575	7,475
Ginnie Mae II Pool 5% 7/20/2053	178,055	173,704
Ginnie Mae II Pool 5% 8/20/2053	90,110	87,909
Ginnie Mae II Pool 5% 9/20/2053	89,290	87,108
Ginnie Mae II Pool 5.5% 1/20/2055	272,888	271,167
Ginnie Mae II Pool 5.5% 10/20/2053	170,644	170,168
Ginnie Mae II Pool 5.5% 12/20/2048	8,838	8,991
Ginnie Mae II Pool 5.5% 2/20/2054	234,498	233,624
Ginnie Mae II Pool 5.5% 6/1/2055 (f)	1,100,000	1,092,456
Ginnie Mae II Pool 5.5% 7/1/2055 (f)	850,000	843,373
Ginnie Mae II Pool 5.5% 7/20/2054	235,849	234,527
Ginnie Mae II Pool 5.5% 8/20/2054	237,793	236,405
Ginnie Mae II Pool 5.5% 9/20/2053	161,999	161,698
Ginnie Mae II Pool 6% 1/20/2055	345,691	349,313
Ginnie Mae II Pool 6% 12/20/2054	689,826	697,700
Ginnie Mae II Pool 6% 6/1/2055 (f)	725,000	732,042
Ginnie Mae II Pool 6% 7/1/2055 (f)	400,000	403,276
Ginnie Mae II Pool 6.5% 3/20/2055	376,060	385,353
Ginnie Mae II Pool 6.5% 6/1/2055 (f)	200,000	204,277
Ginnie Mae II Pool 6.5% 7/1/2055 (f)	200,000	204,136
Ginnie Mae II Pool 6.5% 7/20/2053	105,324	107,762
Ginnie Mae II Pool 6.5% 7/20/2054	225,193	230,019
Uniform Mortgage Backed Securities 2% 6/1/2040 (f)	575,000	519,275
Uniform Mortgage Backed Securities 2% 6/1/2055 (f)	3,900,000	3,031,489
Uniform Mortgage Backed Securities 2% 7/1/2055 (f)	1,725,000	1,341,592
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (f)	425,000	346,358
Uniform Mortgage Backed Securities 3% 6/1/2055 (f)	125,000	106,406
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (f)	75,000	66,527
Uniform Mortgage Backed Securities 4% 6/1/2055 (f)	75,000	68,766
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (f)	250,000	235,899
Uniform Mortgage Backed Securities 5% 6/1/2055 (f)	175,000	169,442
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (f)	425,000	420,883
Uniform Mortgage Backed Securities 6% 6/1/2055 (f)	625,000	631,274
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (f)	275,000	282,390
TOTAL UNITED STATES		132,755,174
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,569,260)		132,755,174

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0.75% 10/8/2027	125,000	116,250
Fannie Mae 0.875% 8/5/2030	83,000	70,976
Fannie Mae 6.625% 11/15/2030	229,000	257,376
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	145,929

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $652,322)		590,531

U.S. Treasury Obligations - 45.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	465,787
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	373,556
US Treasury Bonds 1.375% 8/15/2050	1.93	189,000	90,661
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,086,000	557,593
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	819,758
US Treasury Bonds 1.875% 11/15/2051	1.89 to 3.21	1,189,000	644,196
US Treasury Bonds 1.875% 2/15/2041	2.14 to 2.25	1,509,000	1,016,335
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	52,526
US Treasury Bonds 2% 11/15/2041	1.88 to 3.34	1,046,000	704,947
US Treasury Bonds 2% 2/15/2050	1.71	45,000	25,770
US Treasury Bonds 2% 8/15/2051	2.04	579,000	325,326
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	59,547
US Treasury Bonds 2.25% 5/15/2041	2.63 to 3.29	1,321,000	940,284
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	3,839
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	20,801
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	627
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,173,897
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	520,955
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	60,308
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	56,057
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	2,984
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	15,980
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	30,732
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	8,416
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,683,131
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	69,450
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,273
US Treasury Bonds 3% 11/15/2045	3.36	8,000	5,960
US Treasury Bonds 3% 2/15/2048	3.02	4,000	2,904
US Treasury Bonds 3% 2/15/2049	3.09	20,000	14,403
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,172
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	90,665
US Treasury Bonds 3% 5/15/2047	2.95	17,000	12,457
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	20,237
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,593,565
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	60,261
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	98,521
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	42,278
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	183,669
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	539,429
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	24,746
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	159,506
US Treasury Bonds 3.375% 8/15/2042	4.43	390,000	321,034
US Treasury Bonds 3.625% 2/15/2053	3.96	400,000	319,453
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	79,777
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	39,654
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	33,417
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	42,191
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,037,794
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	569,194
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	18,040
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,719,225
US Treasury Bonds 4% 11/15/2052	3.92 to 3.97	645,000	552,004
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.70	4,010,000	3,603,518
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,311,504
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,504,226
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,860,000	2,557,466
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	23,106
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	43,216
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,403,753
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	1,690,000	1,577,509
US Treasury Bonds 4.5% 2/15/2036	3.21	1,000	1,011
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,050,000	2,892,496
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	44,819
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.92	930,000	893,236
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	2,430,000	2,317,930
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	2,080,000	2,002,488
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	1,700,000	1,617,059
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,470,683
US Treasury Bonds 4.75% 5/15/2055	4.90 to 4.92	620,000	604,113
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,475
US Treasury Bonds 5% 5/15/2045	5.05	80,000	80,813
US Treasury Notes 0.375% 1/31/2026	0.89	781,000	761,178
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,157,569
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	59,053
US Treasury Notes 0.5% 5/31/2027	0.44 to 0.70	1,548,000	1,447,320
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,465,387
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	286,670
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	470,010
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	311,211
US Treasury Notes 0.625% 3/31/2027	0.38 to 0.60	808,000	761,382
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	63,797
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	171,918
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	242,371
US Treasury Notes 0.75% 4/30/2026	0.81	1,041,000	1,009,315
US Treasury Notes 0.875% 9/30/2026	1.12 to 1.19	1,510,000	1,448,597
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,829
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,708
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	952
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	928
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	9,166
US Treasury Notes 1.25% 12/31/2026	2.17	225,000	215,648
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	12,095
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	611,892
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	242,237
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	218,734
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,590
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	377,280
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	912,019
US Treasury Notes 1.375% 8/31/2026	0.54 to 1.64	695,000	672,494
US Treasury Notes 1.5% 1/31/2027	3.03	173,000	166,161
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,194,349
US Treasury Notes 1.5% 8/15/2026	2.85 to 2.96	574,000	556,735
US Treasury Notes 1.625% 10/31/2026	1.70 to 1.82	215,000	208,013
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	160,703
US Treasury Notes 1.625% 9/30/2026	0.40	93,000	90,112
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	431,088
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	154,431
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	23,249
US Treasury Notes 1.875% 7/31/2026	1.42 to 1.61	238,000	232,031
US Treasury Notes 2% 11/15/2026	2.85	110,000	106,885
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	96,207
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	130,247
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	33,796
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,367
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	15,106
US Treasury Notes 2.625% 12/31/2025	2.55	5,000	4,952
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	54,506
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.07	670,000	653,512
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	698,623
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	477,855
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,069,208
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	397,186
US Treasury Notes 2.875% 11/30/2025	2.67	31,000	30,780
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	314,105
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	244,380
US Treasury Notes 2.875% 6/15/2025	2.87 to 3.02	100,000	99,938
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	59,158
US Treasury Notes 3% 10/31/2025	2.60	74,000	73,597
US Treasury Notes 3.125% 11/15/2028	1.80 to 1.83	155,000	151,179
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,228,194
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	895,913
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	661,599
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	623,775
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	414,202
US Treasury Notes 3.375% 9/15/2027	3.44 to 3.92	6,190,000	6,122,297
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	882,527
US Treasury Notes 3.5% 2/15/2033	3.64 to 3.97	1,220,000	1,161,812
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,029,555
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	763,486
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.91	1,290,000	1,267,828
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,023,563
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	177,279
US Treasury Notes 3.625% 5/15/2026	4.21 to 4.53	1,480,000	1,472,612
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	546,219
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,096,645
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.98	1,390,000	1,352,046
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	835,898
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,251,595
US Treasury Notes 3.75% 4/15/2026	3.74	1,720,000	1,713,375
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	3,400,000	3,389,109
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.97	6,310,000	6,291,272
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,504,147
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	138,491
US Treasury Notes 3.75% 8/15/2027	3.76 to 3.79	2,490,000	2,482,219
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	842,968
US Treasury Notes 3.875% 1/15/2026	4.12 to 4.55	1,310,000	1,307,518
US Treasury Notes 3.875% 10/15/2027	4.08 to 4.16	3,660,000	3,658,999
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	4,999
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,844,219
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	450,053
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	837,178
US Treasury Notes 3.875% 3/15/2028	3.68 to 4.03	5,040,000	5,042,756
US Treasury Notes 3.875% 4/30/2030	3.72	550,000	547,809
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,021,371
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	2,100,000	2,022,702
US Treasury Notes 4% 1/15/2027	4.01 to 4.16	1,770,000	1,770,207
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,966,048
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,675,866
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,716,246
US Treasury Notes 4% 12/15/2027	4.20 to 4.36	7,570,000	7,594,682
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,266,803
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	1,990,000	1,994,275
US Treasury Notes 4% 2/29/2028	3.53	720,000	722,363
US Treasury Notes 4% 3/31/2030	3.95	400,000	400,688
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	3,300,000	3,267,516
US Treasury Notes 4% 5/31/2030	3.95	2,250,000	2,254,395
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	680,159
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,774,583
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,591,418
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,180,000	3,179,752
US Treasury Notes 4.125% 11/15/2027	4.10 to 4.27	3,910,000	3,931,688
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,378,887
US Treasury Notes 4.125% 11/30/2029	4.03 to 4.28	2,080,000	2,095,681
US Treasury Notes 4.125% 11/30/2031	4.12 to 4.51	1,910,000	1,908,955
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	2,550,000	2,545,617
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,521,325
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,504,277
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.08	1,270,000	1,267,420
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,188,804
US Treasury Notes 4.125% 7/31/2031	3.68 to 4.10	4,540,000	4,545,771
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,800,209
US Treasury Notes 4.125% 9/30/2027	3.94 to 4.28	1,175,000	1,181,472
US Treasury Notes 4.25% 1/15/2028	4.24	1,240,000	1,251,334
US Treasury Notes 4.25% 1/31/2026	4.22	140,000	139,944
US Treasury Notes 4.25% 1/31/2030	4.33	440,000	445,431
US Treasury Notes 4.25% 11/15/2034	4.55 to 4.60	1,640,000	1,623,856
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.04	4,520,000	4,563,496
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,365,873
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	2,930,000	2,959,186
US Treasury Notes 4.25% 5/15/2035	4.39	1,500,000	1,483,125
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,153,971
US Treasury Notes 4.25% 6/30/2031	4.23	300,000	302,508
US Treasury Notes 4.375% 1/31/2032	4.44	1,160,000	1,175,044
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	294,475
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.36	1,370,000	1,392,958
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.13	2,210,000	2,221,913
US Treasury Notes 4.375% 12/31/2029	4.41	240,000	244,200
US Treasury Notes 4.375% 5/15/2034	4.49	700,000	701,969
US Treasury Notes 4.375% 7/15/2027	4.20	1,690,000	1,705,906
US Treasury Notes 4.375% 8/15/2026	4.55 to 4.70	1,140,000	1,143,741
US Treasury Notes 4.5% 11/15/2025	4.22	60,000	60,032
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,679,394
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.52	1,310,000	1,336,763
US Treasury Notes 4.5% 3/31/2026	4.67 to 5.00	980,000	982,343
US Treasury Notes 4.5% 4/15/2027	4.87	20,000	20,201
US Treasury Notes 4.5% 5/15/2027	4.67	1,530,000	1,546,376
US Treasury Notes 4.5% 7/15/2026	4.37 to 4.68	1,430,000	1,435,977
US Treasury Notes 4.625% 10/15/2026	4.90	590,000	594,540
US Treasury Notes 4.625% 11/15/2026	4.32 to 4.78	4,620,000	4,658,440
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.31	2,770,000	2,821,122
US Treasury Notes 4.625% 2/28/2026	4.64	1,270,000	1,273,264
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	604,957
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	771,504
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,879,734
US Treasury Notes 4.625% 6/15/2027	4.43 to 4.52	10,000	10,139
US Treasury Notes 4.625% 9/15/2026	4.79	90,000	90,622
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	1,030,000	1,053,698
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	998,304
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.92	2,980,000	2,908,759
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,618,879
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	832,844
US Treasury Notes 5% 10/31/2025	5.01	480,000	481,133
US Treasury Notes 5% 9/30/2025	5.05	100,000	100,193
TOTAL U.S. TREASURY OBLIGATIONS (Cost $248,127,463)			239,725,007

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $5,229,834)	4.32	5,228,788	5,229,834

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $574,052,858)	544,088,306
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(13,179,837)
NET ASSETS - 100.0%	530,908,469

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 6/1/2055	(100,000)	(89,009)
Ginnie Mae II Pool 5.5% 6/1/2055	(850,000)	(844,171)
Ginnie Mae II Pool 6% 6/1/2055	(400,000)	(403,885)
Ginnie Mae II Pool 6.5% 6/1/2055	(200,000)	(204,277)
Uniform Mortgage Backed Securities 2% 6/1/2055	(2,150,000)	(1,671,206)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(250,000)	(203,740)
Uniform Mortgage Backed Securities 5% 6/1/2055	(675,000)	(653,563)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(250,000)	(247,578)
Uniform Mortgage Backed Securities 6% 6/1/2055	(325,000)	(328,263)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,645,692)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,644,792)		(4,645,692)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $848,020 or 0.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,503,522	93,940,063	97,213,751	153,424	-	-	5,229,834	5,228,788	0.0%
Total	8,503,522	93,940,063	97,213,751	153,424	-	-	5,229,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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